UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2018

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

September 30, 2018

Capital Preservation Fund
Investor Class (CPFXX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Upbeat Economy Drove Stock Prices, Treasury Yields Higher

After facing a raucous start to 2018, investors adjusted to heightened market volatility stemming from rising U.S. interest rates, geopolitical tensions, and fears of a global trade war. At the same time, the U.S. economy continued to accelerate, bolstered by the effects of federal tax and regulatory reform. Annualized gross domestic product (GDP) growth jumped from 2.2% in the first quarter to 4.2% in the second quarter, and estimates from the Federal Reserve (Fed) pegged third-quarter GDP growth at approximately 4.0%. Meanwhile, S&P 500 companies reported record earnings growth.

These factors fueled investor optimism toward U.S. stocks. The S&P 500 Index, which reached several milestone levels during the period, returned 11.4% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their larger peers, and growth stocks outperformed their value counterparts, according to Russell Investments.

The backdrop for fixed-income investors was more challenging. The Fed’s rate-hike campaign, combined with improving economic data and an uptick in inflation, drove U.S. Treasury yields higher and investment-grade bond returns lower. The Bloomberg Barclays U.S. Aggregate Bond Index returned -0.1% for the six-month period, while global bond returns were even weaker. Investor preferences for risk extended to the bond market, as spread (non-Treasury) sectors generally outperformed Treasuries. U.S. high-yield corporate bonds were notable outperformers, advancing more than 3% (according to Bloomberg Barclays U.S. Corporate High-Yield Bond Index) on strong corporate earnings and fundamentals, rising oil prices, and investor demand for yield.

With economic growth accelerating, Treasury yields rising, and volatility lingering, investors likely will face opportunities and challenges in the months ahead. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

SEPTEMBER 30, 2018
Yields
7-Day Current Yield	1.59%
7-Day Effective Yield	1.60%

Portfolio at a Glance
Weighted Average Maturity	46 days
Weighted Average Life	80 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	40%
31-90 days	60%
91-180 days	—
More than 180 days	—

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period(1) 4/1/18 - 9/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,006.90	$2.41	0.48%
Hypothetical
Investor Class	$1,000	$1,022.66	$2.43	0.48%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

SEPTEMBER 30, 2018 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY NOTES(1) — 13.7%
U.S. Treasury Notes, 1.25%, 10/31/18	$150,000,000	$149,907,320
U.S. Treasury Notes, VRN, 2.19%, 10/1/18, resets daily off the 3-month USBMMY	10,000,000	9,995,851
U.S. Treasury Notes, VRN, 2.23%, 10/1/18, resets daily off the 3-month USBMMY plus 0.03%	30,000,000	30,000,180
U.S. Treasury Notes, VRN, 2.24%, 10/1/18, resets daily off the 3-month USBMMY plus 0.04%	63,398,000	63,395,180
U.S. Treasury Notes, VRN, 2.24%, 10/1/18, resets daily off the 3-month USBMMY plus 0.05%	5,000,000	4,999,892
U.S. Treasury Notes, VRN, 2.25%, 10/1/18, resets daily off the 3-month USBMMY plus 0.06%	7,182,000	7,181,995
U.S. Treasury Notes, VRN, 2.36%, 10/1/18, resets daily off the 3-month USBMMY plus 0.17%	15,000,000	15,000,049
TOTAL U.S. TREASURY NOTES		280,480,467
U.S. TREASURY BILLS(1) — 83.6%
U.S. Treasury Bills, 2.06%, 10/4/18	175,000,000	174,971,761
U.S. Treasury Bills, 2.07%, 10/11/18	143,000,000	142,922,715
U.S. Treasury Bills, 2.09%, 10/18/18	185,000,000	184,826,210
U.S. Treasury Bills, 2.10%, 10/25/18	125,000,000	124,836,467
U.S. Treasury Bills, 2.09%, 11/1/18	100,000,000	99,827,778
U.S. Treasury Bills, 2.10%, 11/8/18	100,000,000	99,787,833
U.S. Treasury Bills, 2.11%, 11/15/18	50,000,000	49,873,125
U.S. Treasury Bills, 2.16%, 12/6/18	200,000,000	199,231,833
U.S. Treasury Bills, 2.16%, 12/13/18	125,000,000	124,465,681
U.S. Treasury Bills, 2.16%, 12/20/18	250,000,000	248,825,000
U.S. Treasury Bills, 2.20%, 12/27/18	270,000,000	268,582,625
TOTAL U.S. TREASURY BILLS		1,718,151,028
TOTAL INVESTMENT SECURITIES — 97.3%		1,998,631,495
OTHER ASSETS AND LIABILITIES — 2.7%		55,836,045
TOTAL NET ASSETS — 100.0%		$2,054,467,540

NOTES TO SCHEDULE OF INVESTMENTS
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
USBMMY	-	U.S. Treasury Bill Money Market Yield
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$1,998,631,495
Cash	27,579,062
Receivable for investments sold	27,506,256
Receivable for capital shares sold	1,224,087
Interest receivable	1,436,880
2,056,377,780

Liabilities
Payable for capital shares redeemed	1,092,287
Accrued management fees	793,147
Dividends payable	24,806
1,910,240

Net Assets	$2,054,467,540

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	2,054,531,635

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$2,054,534,525
Accumulated net realized loss	(66,985)
$2,054,467,540

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$19,239,019

Expenses:
Management fees	4,864,499
Trustees' fees and expenses	74,636
Other expenses	3,592
4,942,727

Net investment income (loss)	14,296,292

Net realized gain (loss) on investment transactions	(5,975)

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,290,317

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED) AND YEAR ENDED MARCH 31, 2018
Increase (Decrease) in Net Assets	September 30, 2018	March 31, 2018
Operations
Net investment income (loss)	$14,296,292	$13,124,167
Net realized gain (loss)	(5,975)	(61,010)
Net increase (decrease) in net assets resulting from operations	14,290,317	13,063,157

Distributions to Shareholders
From net investment income	(14,297,888)	(13,124,167)

Capital Share Transactions
Proceeds from shares sold	327,110,822	630,496,615
Proceeds from reinvestment of distributions	14,049,089	12,971,694
Payments for shares redeemed	(354,158,296)	(790,984,388)
Net increase (decrease) in net assets from capital share transactions	(12,998,385)	(147,516,079)

Net increase (decrease) in net assets	(13,005,956)	(147,577,089)

Net Assets
Beginning of period	2,067,473,496	2,215,050,585
End of period	$2,054,467,540	$2,067,473,496

Undistributed net investment income	—	$1,596

Transactions in Shares of the Fund
Sold	327,110,822	630,496,615
Issued in reinvestment of distributions	14,049,089	12,971,694
Redeemed	(354,158,296)	(790,984,388)
Net increase (decrease) in shares of the fund	(12,998,385)	(147,516,079)

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2018 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Capital Preservation Fund (the fund) is one fund in a series issued by the trust. The fund is a money market fund and its investment objective is to seek maximum safety and liquidity. Its secondary objective is to seek to pay shareholders the highest rate of return consistent with safety and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Treasury Roll Transactions — The fund purchases a security and at the same time makes a commitment to sell the same security at a future settlement date at a specified price. These types of transactions are known as treasury roll transactions. The difference between the purchase price and the sale price represents interest income reflective of an agreed upon rate between the fund and the counterparty.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1370% to 0.2500% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended September 30, 2018 was 0.47%.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2018, the fund had accumulated short-term capital losses of $(61,010), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

6. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2018(2)	$1.00	0.01	—(3)	0.01	(0.01)	—	(0.01)	$1.00	0.69%	0.48%(4)	0.48%(4)	1.38%(4)	1.38%(4)	$2,054,468
2018	$1.00	0.01	—(3)	0.01	(0.01)	—	(0.01)	$1.00	0.63%	0.48%	0.48%	0.62%	0.62%	$2,067,473
2017	$1.00	—(3)	—(3)	—(3)	—(3)	—(3)	—(3)	$1.00	0.03%	0.39%	0.48%	0.03%	(0.06)%	$2,215,051
2016	$1.00	—(3)	—(3)	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.13%	0.48%	0.01%	(0.34)%	$2,243,763
2015	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.04%	0.48%	0.01%	(0.43)%	$2,355,574
2014	$1.00	—(3)	—(3)	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.06%	0.48%	0.01%	(0.41)%	$2,536,874

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Six months ended September 30, 2018 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2018, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was in the second quartile of its peer group for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the broad proliferation of fee waivers to support positive money market fund yields and the wide variance of expenses waived, the Board recognized that net fee comparisons may not be a reliable analysis of fund expenses. With that in mind, the Board reviewed peer data both on a gross basis and net of applicable waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90808 1811

Semiannual Report

September 30, 2018

Ginnie Mae Fund
Investor Class (BGNMX)
I Class (AGMHX)
A Class (BGNAX)
C Class (BGNCX)
R Class (AGMWX)
R5 Class (AGMNX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Upbeat Economy Drove Stock Prices, Treasury Yields Higher

After facing a raucous start to 2018, investors adjusted to heightened market volatility stemming from rising U.S. interest rates, geopolitical tensions, and fears of a global trade war. At the same time, the U.S. economy continued to accelerate, bolstered by the effects of federal tax and regulatory reform. Annualized gross domestic product (GDP) growth jumped from 2.2% in the first quarter to 4.2% in the second quarter, and estimates from the Federal Reserve (Fed) pegged third-quarter GDP growth at approximately 4.0%. Meanwhile, S&P 500 companies reported record earnings growth.

These factors fueled investor optimism toward U.S. stocks. The S&P 500 Index, which reached several milestone levels during the period, returned 11.4% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their larger peers, and growth stocks outperformed their value counterparts, according to Russell Investments.

The backdrop for fixed-income investors was more challenging. The Fed’s rate-hike campaign, combined with improving economic data and an uptick in inflation, drove U.S. Treasury yields higher and investment-grade bond returns lower. The Bloomberg Barclays U.S. Aggregate Bond Index returned -0.1% for the six-month period, while global bond returns were even weaker. Investor preferences for risk extended to the bond market, as spread (non-Treasury) sectors generally outperformed Treasuries. U.S. high-yield corporate bonds were notable outperformers, advancing more than 3% (according to Bloomberg Barclays U.S. Corporate High-Yield Bond Index) on strong corporate earnings and fundamentals, rising oil prices, and investor demand for yield.

With economic growth accelerating, Treasury yields rising, and volatility lingering, investors likely will face opportunities and challenges in the months ahead. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2018
Portfolio at a Glance
Average Duration (effective)	5.3 years
Weighted Average Life to Maturity	7.4 years

Types of Investments in Portfolio	% of net assets
U.S. Government Agency Mortgage-Backed Securities (all GNMAs)	107.4%
U.S. Government Agency Collateralized Mortgage Obligations (all GNMAs)	9.8%
Temporary Cash Investments	12.3%
Other Assets and Liabilities	(29.5)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period(1) 4/1/18 - 9/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$999.60	$2.76	0.55%
I Class	$1,000	$1,000.10	$2.26	0.45%
A Class	$1,000	$999.30	$4.01	0.80%
C Class	$1,000	$995.50	$7.75	1.55%
R Class	$1,000	$997.10	$5.26	1.05%
R5 Class	$1,000	$1,000.60	$1.76	0.35%
Hypothetical
Investor Class	$1,000	$1,022.31	$2.79	0.55%
I Class	$1,000	$1,022.81	$2.28	0.45%
A Class	$1,000	$1,021.06	$4.05	0.80%
C Class	$1,000	$1,017.30	$7.84	1.55%
R Class	$1,000	$1,019.80	$5.32	1.05%
R5 Class	$1,000	$1,023.31	$1.78	0.35%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2018 (UNAUDITED)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 107.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(2) — 7.5%
GNMA, VRN, 2.00%, 10/20/18	$37,472,277	$36,798,236
GNMA, VRN, 2.50%, 10/20/18	7,766,356	7,686,762
GNMA, VRN, 2.75%, 10/20/18	3,019,483	3,134,715
GNMA, VRN, 3.125%, 10/20/18	3,939,280	4,088,955
GNMA, VRN, 3.375%, 10/20/18	5,003,312	5,189,141
GNMA, VRN, 3.625%, 10/20/18	6,187,971	6,420,338
		63,318,147
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 99.9%
GNMA, 2.50%, 6/20/46 to 7/20/46	37,232,835	34,960,654
GNMA, 3.00%, 10/18/18(3)	150,000,000	145,286,135
GNMA, 3.00%, 2/20/43 to 7/20/45	31,967,765	31,203,689
GNMA, 3.50%, 10/18/18(3)	52,500,000	52,207,765
GNMA, 3.50%, 12/20/41 to 4/20/46	230,278,320	230,093,858
GNMA, 3.50%, 4/20/43(4)	20,323,046	20,330,723
GNMA, 4.00%, 10/18/18(3)	50,000,000	50,848,632
GNMA, 4.00%, 12/20/39 to 5/15/42	87,254,196	89,493,867
GNMA, 4.50%, 7/15/33 to 3/20/42	56,762,289	59,455,529
GNMA, 5.00%, 6/15/33 to 5/20/41	46,546,383	49,466,436
GNMA, 5.50%, 4/15/33 to 8/15/39	47,825,097	51,694,109
GNMA, 6.00%, 2/20/26 to 2/20/39	20,164,274	22,074,235
GNMA, 6.50%, 9/20/23 to 11/15/38	2,810,113	3,133,472
GNMA, 7.00%, 12/20/25 to 12/20/29	519,761	585,710
GNMA, 7.25%, 4/15/23 to 6/15/23	23,404	23,581
GNMA, 7.50%, 12/20/23 to 2/20/31	114,524	134,812
GNMA, 7.75%, 11/15/22	1,723	1,727
GNMA, 7.77%, 4/15/20 to 6/15/20	24,740	24,928
GNMA, 7.89%, 9/20/22	4,651	4,660
GNMA, 8.00%, 11/15/21 to 7/20/30	394,629	406,306
GNMA, 8.25%, 4/20/21 to 2/15/22	83,193	83,664
GNMA, 8.50%, 11/15/19 to 12/15/30	280,898	298,840
GNMA, 8.75%, 6/20/21 to 7/15/27	46,281	46,587
GNMA, 9.00%, 10/15/19 to 12/15/24	67,932	68,993
GNMA, 9.25%, 9/15/21 to 3/15/25	32,083	32,355
GNMA, 9.50%, 11/15/19 to 7/20/25	88,906	89,817
GNMA, 9.75%, 12/15/18 to 11/20/21	23,826	24,125
GNMA, 10.00%, 1/15/21 to 8/15/21	330	333
GNMA, 10.25%, 2/15/19	439	440
GNMA, 10.50%, 4/20/19	1	1
GNMA, 11.00%, 6/15/20	6,951	6,978
		842,082,961
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $922,549,613)		905,401,108

6

	Principal Amount	Value
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 9.8%
GNMA, Series 2000-22, Class FG, VRN, 2.36%, 10/16/18, resets monthly off the 1-month LIBOR plus 0.20%	$907	$907
GNMA, Series 2001-59, Class FD, VRN, 2.66%, 10/16/18, resets monthly off the 1-month LIBOR plus 0.50%	322,241	324,704
GNMA, Series 2001-62, Class FB, VRN, 2.66%, 10/16/18, resets monthly off the 1-month LIBOR plus 0.50%	681,725	686,945
GNMA, Series 2002-13, Class FA, VRN, 2.66%, 10/16/18, resets monthly off the 1-month LIBOR plus 0.50%	451,537	451,595
GNMA, Series 2002-24, Class FA, VRN, 2.66%, 10/16/18, resets monthly off the 1-month LIBOR plus 0.50%	987,365	995,554
GNMA, Series 2002-29, Class FA SEQ, VRN, 2.52%, 10/20/18, resets monthly off the 1-month LIBOR plus 0.35%	396,590	397,929
GNMA, Series 2002-31, Class FW, VRN, 2.56%, 10/16/18, resets monthly off the 1-month LIBOR plus 0.40%	275,724	277,328
GNMA, Series 2003-110, Class F, VRN, 2.57%, 10/20/18, resets monthly off the 1-month LIBOR plus 0.40%	1,325,675	1,329,116
GNMA, Series 2003-42, Class FW, VRN, 2.52%, 10/20/18, resets monthly off the 1-month LIBOR plus 0.35%	542,979	543,153
GNMA, Series 2003-66, Class HF, VRN, 2.62%, 10/20/18, resets monthly off the 1-month LIBOR plus 0.45%	763,353	768,860
GNMA, Series 2004-39, Class XF SEQ, VRN, 2.41%, 10/16/18, resets monthly off the 1-month LIBOR plus 0.25%	377,684	377,944
GNMA, Series 2004-76, Class F, VRN, 2.57%, 10/20/18, resets monthly off the 1-month LIBOR plus 0.40%	1,130,152	1,132,955
GNMA, Series 2005-13, Class FA, VRN, 2.37%, 10/20/18, resets monthly off the 1-month LIBOR plus 0.20%	2,829,632	2,797,233
GNMA, Series 2007-5, Class FA, VRN, 2.31%, 10/20/18, resets monthly off the 1-month LIBOR plus 0.14%	2,697,387	2,692,995
GNMA, Series 2007-58, Class FC, VRN, 2.67%, 10/20/18, resets monthly off the 1-month LIBOR plus 0.50%	1,738,584	1,746,545
GNMA, Series 2007-74, Class FL, VRN, 2.62%, 10/16/18, resets monthly off the 1-month LIBOR plus 0.46%	4,068,246	4,084,400
GNMA, Series 2008-18, Class FH, VRN, 2.77%, 10/20/18, resets monthly off the 1-month LIBOR plus 0.60%	2,351,534	2,358,809
GNMA, Series 2008-2, Class LF, VRN, 2.625%, 10/20/18, resets monthly off the 1-month LIBOR plus 0.46%	1,895,999	1,902,892
GNMA, Series 2008-27, Class FB, VRN, 2.72%, 10/20/18, resets monthly off the 1-month LIBOR plus 0.55%	3,990,861	4,025,629
GNMA, Series 2008-61, Class KF, VRN, 2.84%, 10/20/18, resets monthly off the 1-month LIBOR plus 0.67%	2,001,167	2,023,679
GNMA, Series 2008-73, Class FK, VRN, 2.93%, 10/20/18, resets monthly off the 1-month LIBOR plus 0.76%	2,687,745	2,725,521
GNMA, Series 2008-75, Class F, VRN, 2.70%, 10/20/18, resets monthly off the 1-month LIBOR plus 0.53%	3,214,379	3,244,618
GNMA, Series 2008-88, Class UF, VRN, 3.17%, 10/20/18, resets monthly off the 1-month LIBOR plus 1.00%	1,796,805	1,838,670
GNMA, Series 2009-127, Class FA, VRN, 2.72%, 10/20/18, resets monthly off the 1-month LIBOR plus 0.55%	2,597,590	2,621,291
GNMA, Series 2009-76, Class FB, VRN, 2.76%, 10/16/18, resets monthly off the 1-month LIBOR plus 0.60%	1,685,804	1,699,176
GNMA, Series 2009-92, Class FJ, VRN, 2.84%, 10/16/18, resets monthly off the 1-month LIBOR plus 0.68%	1,137,065	1,153,272
GNMA, Series 2010-14, Class QF, VRN, 2.61%, 10/16/18, resets monthly off the 1-month LIBOR plus 0.45%	8,436,255	8,467,007
GNMA, Series 2010-25, Class FB, VRN, 2.71%, 10/16/18, resets monthly off the 1-month LIBOR plus 0.55%	6,563,606	6,626,493

7

	Principal Amount/Shares	Value
GNMA, Series 2012-105, Class FE, VRN, 2.47%, 10/20/18, resets monthly off the 1-month LIBOR plus 0.30%	$5,490,095	$5,500,688
GNMA, Series 2015-111, Class FK, VRN, 2.30%, 10/1/18, resets monthly off the 1-month LIBOR plus 0.20%	6,412,013	6,391,358
GNMA, Series 2015-80, Class YF, VRN, 2.59%, 10/16/18, resets monthly off the 1-month LIBOR plus 0.43%	9,672,454	9,702,522
GNMA, Series 2016-68, Class MF, VRN, 2.40%, 10/1/18, resets monthly off the 1-month LIBOR plus 0.30%	3,191,034	3,190,804
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $82,025,390)		82,080,592
TEMPORARY CASH INVESTMENTS — 12.3%
Federal Home Loan Bank Discount Notes, 2.04%, 10/1/18(5)	103,699,000	103,699,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	208,990	208,990
TOTAL TEMPORARY CASH INVESTMENTS (Cost $103,907,990)		103,907,990
TOTAL INVESTMENT SECURITIES — 129.5% (Cost $1,108,482,993)		1,091,389,690
OTHER ASSETS AND LIABILITIES(6) — (29.5)%		(248,386,256)
TOTAL NET ASSETS — 100.0%		$843,003,434

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	-	Government National Mortgage Association
LIBOR	-	London Interbank Offered Rate
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.

(2)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(3)	Forward commitment. Settlement date is indicated.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments. At the period end, the aggregate value of securities pledged was $842,490.

(5)	The rate indicated is the yield to maturity at purchase.

(6)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

SEPTEMBER 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,108,482,993)	$1,091,389,690
Receivable for capital shares sold	144,578
Interest receivable	2,542,266
1,094,076,534

Liabilities
Payable for investments purchased	249,718,715
Payable for capital shares redeemed	834,010
Accrued management fees	363,165
Distribution and service fees payable	15,279
Dividends payable	141,931
251,073,100

Net Assets	$843,003,434

Net Assets Consist of:
Capital paid in	$920,557,532
Distributions in excess of net investment income	(2,780,483)
Accumulated net realized loss	(57,680,312)
Net unrealized depreciation	(17,093,303)
$843,003,434

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$683,740,014	67,667,242	$10.10
I Class	$40,559,692	4,012,166	$10.11
A Class	$27,391,782	2,710,697	$10.11*
C Class	$7,188,455	711,291	$10.11
R Class	$8,754,208	866,740	$10.10
R5 Class	$75,369,283	7,459,345	$10.10
*Maximum offering price $10.59 (net asset value divided by 0.955).

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$11,609,405

Expenses:
Management fees	2,321,428
Distribution and service fees:
A Class	36,532
C Class	36,417
R Class	21,731
Trustees' fees and expenses	32,690
Other expenses	2,002
2,450,800

Net investment income (loss)	9,158,605

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	410,448
Change in net unrealized appreciation (depreciation) on investments	(9,708,574)

Net realized and unrealized gain (loss)	(9,298,126)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(139,521)

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED) AND YEAR ENDED MARCH 31, 2018
Increase (Decrease) in Net Assets	September 30, 2018	March 31, 2018
Operations
Net investment income (loss)	$9,158,605	$16,854,883
Net realized gain (loss)	410,448	(110,970)
Change in net unrealized appreciation (depreciation)	(9,708,574)	(18,498,193)
Net increase (decrease) in net assets resulting from operations	(139,521)	(1,754,280)

Distributions to Shareholders
From net investment income:
Investor Class	(9,660,215)	(20,696,587)
I Class	(486,534)	(144,546)
A Class	(351,757)	(776,295)
C Class	(60,415)	(103,261)
R Class	(93,876)	(156,326)
R5 Class	(1,287,328)	(2,327,376)
Decrease in net assets from distributions	(11,940,125)	(24,204,391)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(95,255,946)	(104,314,980)

Net increase (decrease) in net assets	(107,335,592)	(130,273,651)

Net Assets
Beginning of period	950,339,026	1,080,612,677
End of period	$843,003,434	$950,339,026

Undistributed (distributions in excess of) net investment income	$(2,780,483)	$1,037

See Notes to Financial Statements.

11

Notes to Financial Statements

SEPTEMBER 30, 2018 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Ginnie Mae Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income while maintaining liquidity and safety of principal by investing primarily in Government National Mortgage Association certificates.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the I Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

12

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

13

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2018 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.54%
I Class		0.1500% to 0.2100%	0.44%
A Class		0.2500% to 0.3100%	0.54%
C Class		0.2500% to 0.3100%	0.54%
R Class		0.2500% to 0.3100%	0.54%
R5 Class		0.0500% to 0.1100%	0.34%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2018 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2018 were $1,521,089,246 and $1,574,942,824, respectively, all of which are U.S. Treasury and Government Agency obligations.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2018		Year ended March 31, 2018(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	3,584,256	$36,514,346	8,883,867	$93,059,308
Issued in reinvestment of distributions	863,838	8,788,202	1,804,766	18,839,935
Redeemed	(13,204,387)	(134,364,527)	(22,463,163)	(234,155,597)
	(8,756,293)	(89,061,979)	(11,774,530)	(122,256,354)
I Class
Sold	1,930,560	19,658,609	2,708,023	27,861,476
Issued in reinvestment of distributions	47,094	479,152	12,920	133,282
Redeemed	(463,887)	(4,725,648)	(222,544)	(2,323,655)
	1,513,767	15,412,113	2,498,399	25,671,103
A Class
Sold	286,913	2,923,064	760,822	7,942,264
Issued in reinvestment of distributions	22,483	228,802	51,037	533,147
Redeemed	(591,662)	(6,019,407)	(2,638,603)	(27,627,283)
	(282,266)	(2,867,541)	(1,826,744)	(19,151,872)
C Class
Sold	35,726	364,172	168,883	1,770,333
Issued in reinvestment of distributions	5,343	54,371	8,726	90,999
Redeemed	(56,015)	(570,681)	(159,521)	(1,666,389)
	(14,946)	(152,138)	18,088	194,943
R Class
Sold	122,623	1,246,900	397,416	4,155,242
Issued in reinvestment of distributions	8,383	85,233	13,553	141,322
Redeemed	(106,207)	(1,079,375)	(276,509)	(2,882,313)
	24,799	252,758	134,460	1,414,251
R5 Class
Sold	660,739	6,719,599	2,657,779	27,719,103
Issued in reinvestment of distributions	124,753	1,269,334	218,174	2,275,700
Redeemed	(2,635,146)	(26,828,092)	(1,930,880)	(20,181,854)
	(1,849,654)	(18,839,159)	945,073	9,812,949
Net increase (decrease)	(9,364,593)	$(95,255,946)	(10,005,254)	$(104,314,980)

(1)	April 10, 2017 (commencement of sale) through March 31, 2018 for the I Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

15

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$905,401,108	—
U.S. Government Agency Collateralized Mortgage Obligations	—	82,080,592	—
Temporary Cash Investments	$208,990	103,699,000	—
	$208,990	$1,091,180,700	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,108,482,993
Gross tax appreciation of investments	$6,849,914
Gross tax depreciation of investments	(23,943,217)
Net tax appreciation (depreciation) of investments	$(17,093,303)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of March 31, 2018, the fund had accumulated short-term capital losses of $(10,869,897) and accumulated long-term capital losses of $(47,210,719), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$10.24	0.10	(0.10)	—	(0.14)	$10.10	(0.04)%	0.55%(4)	2.04%(4)	148%	$683,740
2018	$10.51	0.17	(0.19)	(0.02)	(0.25)	$10.24	(0.24)%	0.55%	1.64%	300%	$782,698
2017	$10.80	0.15	(0.19)	(0.04)	(0.25)	$10.51	(0.35)%	0.55%	1.40%	257%	$927,150
2016	$10.89	0.15	0.01	0.16	(0.25)	$10.80	1.53%	0.55%	1.42%	308%	$1,034,732
2015	$10.70	0.17	0.28	0.45	(0.26)	$10.89	4.28%	0.55%	1.59%	306%	$1,089,566
2014	$11.10	0.17	(0.29)	(0.12)	(0.28)	$10.70	(1.02)%	0.55%	1.62%	264%	$1,143,697
I Class
2018(3)	$10.25	0.11	(0.11)	—	(0.14)	$10.11	0.01%	0.45%(4)	2.14%(4)	148%	$40,560
2018(5)	$10.52	0.19	(0.21)	(0.02)	(0.25)	$10.25	(0.21)%	0.45%(4)	1.88%(4)	300%(6)	$25,599
A Class
2018(3)	$10.24	0.09	(0.10)	(0.01)	(0.12)	$10.11	(0.07)%	0.80%(4)	1.79%(4)	148%	$27,392
2018	$10.51	0.14	(0.19)	(0.05)	(0.22)	$10.24	(0.49)%	0.80%	1.39%	300%	$30,654
2017	$10.80	0.12	(0.18)	(0.06)	(0.23)	$10.51	(0.60)%	0.80%	1.15%	257%	$50,667
2016	$10.89	0.12	0.02	0.14	(0.23)	$10.80	1.28%	0.80%	1.17%	308%	$76,083
2015	$10.70	0.14	0.29	0.43	(0.24)	$10.89	4.02%	0.80%	1.34%	306%	$248,705
2014	$11.10	0.15	(0.29)	(0.14)	(0.26)	$10.70	(1.27)%	0.80%	1.37%	264%	$249,327

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018(3)	$10.24	0.05	(0.10)	(0.05)	(0.08)	$10.11	(0.45)%	1.55%(4)	1.04%(4)	148%	$7,188
2018	$10.51	0.07	(0.20)	(0.13)	(0.14)	$10.24	(1.24)%	1.55%	0.64%	300%	$7,439
2017	$10.80	0.04	(0.18)	(0.14)	(0.15)	$10.51	(1.34)%	1.55%	0.40%	257%	$7,445
2016	$10.89	0.04	0.02	0.06	(0.15)	$10.80	0.52%	1.55%	0.42%	308%	$11,753
2015	$10.71	0.06	0.28	0.34	(0.16)	$10.89	3.15%	1.55%	0.59%	306%	$12,560
2014	$11.10	0.07	(0.28)	(0.21)	(0.18)	$10.71	(1.91)%	1.55%	0.62%	264%	$16,706
R Class
2018(3)	$10.24	0.08	(0.11)	(0.03)	(0.11)	$10.10	(0.29)%	1.05%(4)	1.54%(4)	148%	$8,754
2018	$10.51	0.12	(0.20)	(0.08)	(0.19)	$10.24	(0.74)%	1.05%	1.14%	300%	$8,619
2017	$10.80	0.10	(0.19)	(0.09)	(0.20)	$10.51	(0.84)%	1.05%	0.90%	257%	$7,434
2016	$10.89	0.10	0.01	0.11	(0.20)	$10.80	1.03%	1.05%	0.92%	308%	$6,870
2015	$10.70	0.12	0.28	0.40	(0.21)	$10.89	3.76%	1.05%	1.09%	306%	$5,059
2014	$11.09	0.12	(0.28)	(0.16)	(0.23)	$10.70	(1.43)%	1.05%	1.12%	264%	$4,425
R5 Class
2018(3)	$10.24	0.11	(0.10)	0.01	(0.15)	$10.10	0.06%	0.35%(4)	2.24%(4)	148%	$75,369
2018	$10.51	0.19	(0.19)	–	(0.27)	$10.24	(0.04)%	0.35%	1.84%	300%	$95,331
2017	$10.80	0.17	(0.18)	(0.01)	(0.28)	$10.51	(0.15)%	0.35%	1.60%	257%	$87,916
2016	$10.89	0.17	0.01	0.18	(0.27)	$10.80	1.73%	0.35%	1.62%	308%	$71,190
2015	$10.70	0.19	0.28	0.47	(0.28)	$10.89	4.49%	0.35%	1.79%	306%	$57,037
2014	$11.10	0.20	(0.29)	(0.09)	(0.31)	$10.70	(0.83)%	0.35%	1.82%	264%	$45,757

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2018 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through March 31, 2018.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2018, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the ten-year period and below its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90809 1811

Semiannual Report

September 30, 2018

Government Bond Fund
Investor Class (CPTNX)
I Class (ABHTX)
A Class (ABTAX)
C Class (ABTCX)
R Class (ABTRX)
R5 Class (ABTIX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Upbeat Economy Drove Stock Prices, Treasury Yields Higher

After facing a raucous start to 2018, investors adjusted to heightened market volatility stemming from rising U.S. interest rates, geopolitical tensions, and fears of a global trade war. At the same time, the U.S. economy continued to accelerate, bolstered by the effects of federal tax and regulatory reform. Annualized gross domestic product (GDP) growth jumped from 2.2% in the first quarter to 4.2% in the second quarter, and estimates from the Federal Reserve (Fed) pegged third-quarter GDP growth at approximately 4.0%. Meanwhile, S&P 500 companies reported record earnings growth.

These factors fueled investor optimism toward U.S. stocks. The S&P 500 Index, which reached several milestone levels during the period, returned 11.4% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their larger peers, and growth stocks outperformed their value counterparts, according to Russell Investments.

The backdrop for fixed-income investors was more challenging. The Fed’s rate-hike campaign, combined with improving economic data and an uptick in inflation, drove U.S. Treasury yields higher and investment-grade bond returns lower. The Bloomberg Barclays U.S. Aggregate Bond Index returned -0.1% for the six-month period, while global bond returns were even weaker. Investor preferences for risk extended to the bond market, as spread (non-Treasury) sectors generally outperformed Treasuries. U.S. high-yield corporate bonds were notable outperformers, advancing more than 3% (according to Bloomberg Barclays U.S. Corporate High-Yield Bond Index) on strong corporate earnings and fundamentals, rising oil prices, and investor demand for yield.

With economic growth accelerating, Treasury yields rising, and volatility lingering, investors likely will face opportunities and challenges in the months ahead. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2018
Portfolio at a Glance
Average Duration (effective)	5.3 years
Weighted Average Life to Maturity	7.5 years

Types of Investments in Portfolio	% of net assets
U.S. Government Agency Mortgage-Backed Securities	49.0%
U.S. Treasury Securities and Equivalents	32.3%
Collateralized Mortgage Obligations	22.9%
U.S. Government Agency Securities	0.6%
Temporary Cash Investments	3.7%
Other Assets and Liabilities	(8.5)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period(1) 4/1/18 - 9/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$996.60	$2.35	0.47%
I Class	$1,000	$997.00	$1.85	0.37%
A Class	$1,000	$995.30	$3.60	0.72%
C Class	$1,000	$992.50	$7.34	1.47%
R Class	$1,000	$995.00	$4.85	0.97%
R5 Class	$1,000	$997.60	$1.35	0.27%
Hypothetical
Investor Class	$1,000	$1,022.71	$2.38	0.47%
I Class	$1,000	$1,023.21	$1.88	0.37%
A Class	$1,000	$1,021.46	$3.65	0.72%
C Class	$1,000	$1,017.70	$7.44	1.47%
R Class	$1,000	$1,020.21	$4.91	0.97%
R5 Class	$1,000	$1,023.72	$1.37	0.27%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2018 (UNAUDITED)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 49.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(2) — 10.3%
FHLMC, VRN, 2.08%, 10/15/18	$1,803,698	$1,823,861
FHLMC, VRN, 2.32%, 10/15/18	1,924,534	1,885,127
FHLMC, VRN, 2.37%, 10/15/18	1,572,571	1,557,844
FHLMC, VRN, 2.45%, 10/15/18	1,690,150	1,739,817
FHLMC, VRN, 2.59%, 10/15/18	1,516,572	1,504,503
FHLMC, VRN, 2.65%, 10/15/18	1,529,939	1,615,349
FHLMC, VRN, 2.85%, 10/15/18	6,563,933	6,719,063
FHLMC, VRN, 2.86%, 10/15/18	2,181,188	2,157,203
FHLMC, VRN, 3.07%, 10/15/18	2,183,971	2,172,694
FHLMC, VRN, 3.16%, 10/15/18	9,725,714	9,952,733
FHLMC, VRN, 3.19%, 10/15/18	1,180,801	1,179,159
FHLMC, VRN, 3.53%, 10/15/18	387,110	402,311
FHLMC, VRN, 3.79%, 10/15/18	1,227,228	1,262,082
FHLMC, VRN, 3.91%, 10/15/18	1,071,118	1,123,990
FHLMC, VRN, 3.97%, 10/15/18	641,384	672,286
FHLMC, VRN, 4.02%, 10/15/18	448,975	472,926
FHLMC, VRN, 4.08%, 10/15/18	241,828	247,742
FHLMC, VRN, 4.18%, 10/15/18	474,384	498,895
FHLMC, VRN, 4.23%, 10/15/18	216,570	227,506
FHLMC, VRN, 4.28%, 10/15/18	200,998	211,804
FHLMC, VRN, 4.63%, 10/15/18	762,645	801,892
FNMA, VRN, 2.36%, 10/25/18	1,026,459	1,023,424
FNMA, VRN, 2.60%, 10/25/18	2,356,792	2,442,034
FNMA, VRN, 2.61%, 10/25/18	2,072,760	2,051,753
FNMA, VRN, 2.67%, 10/25/18	3,720,893	3,679,771
FNMA, VRN, 2.73%, 10/25/18	2,268,243	2,259,178
FNMA, VRN, 2.76%, 10/25/18	1,493,476	1,485,983
FNMA, VRN, 2.77%, 10/25/18	3,121,735	3,096,090
FNMA, VRN, 3.00%, 10/25/18	1,223,101	1,225,254
FNMA, VRN, 3.18%, 10/25/18	2,589,717	2,567,307
FNMA, VRN, 3.18%, 10/25/18	1,606,989	1,590,972
FNMA, VRN, 3.25%, 10/25/18	1,633,491	1,639,184
FNMA, VRN, 3.33%, 10/25/18	1,621,042	1,635,633
FNMA, VRN, 3.50%, 10/25/18	921,184	967,766
FNMA, VRN, 3.56%, 10/25/18	267,005	279,416
FNMA, VRN, 3.64%, 10/25/18	832,179	877,613
FNMA, VRN, 3.68%, 10/25/18	169,535	178,200
FNMA, VRN, 3.72%, 10/25/18	1,120,678	1,159,762
FNMA, VRN, 3.87%, 10/25/18	933,504	966,352
FNMA, VRN, 4.05%, 10/25/18	741,004	768,101
FNMA, VRN, 4.05%, 10/25/18	722,553	749,045
FNMA, VRN, 4.05%, 10/25/18	768,066	795,246
FNMA, VRN, 4.06%, 10/25/18	542,950	561,700
FNMA, VRN, 4.50%, 10/25/18	486,533	507,318
GNMA, VRN, 2.75%, 10/20/18	648,189	672,568

6

	Principal Amount	Value
GNMA, VRN, 3.125%, 10/20/18	$168,705	$172,284
GNMA, VRN, 3.125%, 10/20/18	454,475	466,343
GNMA, VRN, 3.125%, 10/20/18	743,661	768,002
GNMA, VRN, 3.125%, 10/20/18	144,694	147,754
GNMA, VRN, 3.375%, 10/20/18	439,332	454,976
GNMA, VRN, 3.375%, 10/20/18	835,881	865,523
GNMA, VRN, 3.625%, 10/20/18	545,418	560,108
		74,843,447
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 38.7%
FHLMC, 4.50%, 1/1/19	3,527	3,572
FHLMC, 5.00%, 5/1/23	1,026,287	1,065,806
FHLMC, 5.50%, 10/1/34	272,965	295,718
FHLMC, 5.50%, 4/1/38	1,983,843	2,140,452
FHLMC, 4.00%, 12/1/40	1,400,606	1,427,286
FHLMC, 3.00%, 2/1/43	8,218,813	7,936,351
FNMA, 3.00%, 10/11/18(3)	42,500,000	40,672,671
FNMA, 3.50%, 10/11/18(3)	24,160,000	23,777,091
FNMA, 4.50%, 5/1/19	56,392	57,115
FNMA, 5.00%, 9/1/20	22,521	23,211
FNMA, 4.50%, 11/1/20	13,539	13,713
FNMA, 6.625%, 11/15/30	15,700,000	20,702,868
FNMA, 6.50%, 3/1/32	67,151	74,688
FNMA, 7.00%, 6/1/32	74,989	84,389
FNMA, 6.50%, 8/1/32	72,330	80,162
FNMA, 5.50%, 7/1/33	506,836	547,503
FNMA, 5.00%, 11/1/33	2,988,006	3,183,917
FNMA, 6.00%, 12/1/33	1,872,984	2,062,945
FNMA, 5.50%, 8/1/34	2,044,999	2,211,400
FNMA, 5.50%, 9/1/34	151,667	162,019
FNMA, 5.50%, 10/1/34	1,160,671	1,258,866
FNMA, 5.00%, 8/1/35	357,245	379,275
FNMA, 5.50%, 1/1/36	2,247,405	2,430,118
FNMA, 5.00%, 2/1/36	213,437	226,818
FNMA, 5.50%, 4/1/36	540,220	584,383
FNMA, 5.00%, 5/1/36	927,750	985,674
FNMA, 5.50%, 12/1/36	314,027	339,095
FNMA, 5.50%, 2/1/37	1,191,078	1,286,575
FNMA, 6.50%, 8/1/37	159,108	169,619
FNMA, 6.00%, 9/1/37	441,170	485,665
FNMA, 6.00%, 11/1/37	2,111,810	2,325,873
FNMA, 6.00%, 9/1/38	130,323	134,166
FNMA, 4.50%, 2/1/39	985,091	1,026,555
FNMA, 4.50%, 4/1/39	665,417	694,693
FNMA, 4.50%, 5/1/39	1,696,312	1,770,879
FNMA, 6.50%, 5/1/39	1,437,711	1,628,786
FNMA, 4.50%, 10/1/39	2,878,108	3,004,633
FNMA, 4.50%, 3/1/40	4,351,839	4,535,056
FNMA, 4.00%, 10/1/40	3,008,947	3,062,613
FNMA, 4.50%, 11/1/40	2,583,152	2,692,634
FNMA, 4.50%, 6/1/41	2,997,948	3,124,466
FNMA, 4.00%, 8/1/41	2,927,077	2,984,417

7

	Principal Amount	Value
FNMA, 4.50%, 9/1/41	$1,462,003	$1,521,010
FNMA, 3.50%, 10/1/41	3,383,980	3,357,881
FNMA, 4.00%, 12/1/41	6,572,640	6,689,526
FNMA, 3.50%, 5/1/42	2,159,467	2,142,751
FNMA, 3.50%, 6/1/42	2,066,837	2,050,899
FNMA, 3.50%, 9/1/42	1,787,334	1,773,497
FNMA, 3.50%, 12/1/42	3,696,451	3,667,835
FNMA, 3.50%, 11/1/45	3,306,874	3,270,020
FNMA, 3.50%, 11/1/45	3,274,502	3,238,000
FNMA, 4.00%, 11/1/45	4,837,793	4,896,968
FNMA, 4.00%, 2/1/46	6,010,117	6,078,900
FNMA, 3.50%, 3/1/46	4,011,346	3,964,420
FNMA, 4.00%, 4/1/46	13,641,842	13,805,235
FNMA, 3.50%, 5/1/46	3,927,231	3,880,047
FNMA, 6.50%, 8/1/47	29,269	31,203
FNMA, 6.50%, 9/1/47	37,202	39,479
FNMA, 6.50%, 9/1/47	1,788	1,901
FNMA, 6.50%, 9/1/47	19,562	20,763
FNMA, 3.50%, 3/1/48	9,750,762	9,604,326
FNMA, 6.00%, 4/1/48	316,327	331,085
FNMA, 4.00%, 8/1/48	9,952,965	10,065,950
GNMA, 5.50%, 12/20/38	1,227,115	1,317,729
GNMA, 6.00%, 1/20/39	343,796	376,394
GNMA, 5.00%, 3/20/39	1,786,286	1,905,238
GNMA, 5.50%, 3/20/39	678,627	728,354
GNMA, 5.50%, 4/20/39	1,210,121	1,299,537
GNMA, 4.50%, 1/15/40	1,055,589	1,101,513
GNMA, 4.00%, 11/20/40	4,949,333	5,081,086
GNMA, 4.00%, 12/15/40	1,023,721	1,047,994
GNMA, 4.50%, 7/20/41	4,379,641	4,592,739
GNMA, 3.50%, 6/20/42	6,485,615	6,494,012
GNMA, 3.50%, 7/20/42	4,943,621	4,945,488
GNMA, 4.50%, 8/20/42	3,695,120	3,875,588
GNMA, 4.00%, 9/20/45	6,343,240	6,503,920
GNMA, 3.50%, 4/20/46	3,244,766	3,233,990
GNMA, 2.50%, 6/20/46	8,201,160	7,700,696
GNMA, 2.50%, 7/20/46	10,734,952	10,079,781
		282,369,491
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $363,668,550)		357,212,938
U.S. TREASURY SECURITIES AND EQUIVALENTS — 32.3%
Iraq Government AID Bond, 2.15%, 1/18/22	2,600,000	2,531,001
U.S. Treasury Bonds, 8.125%, 8/15/21	10,747,000	12,298,808
U.S. Treasury Bonds, 7.125%, 2/15/23	7,000,000	8,199,023
U.S. Treasury Bonds, 3.50%, 2/15/39	3,000,000	3,161,016
U.S. Treasury Bonds, 4.375%, 11/15/39	2,200,000	2,610,481
U.S. Treasury Bonds, 4.375%, 5/15/41	1,500,000	1,788,223
U.S. Treasury Bonds, 3.125%, 11/15/41	3,100,000	3,069,484
U.S. Treasury Bonds, 3.125%, 2/15/42	3,000,000	2,969,649
U.S. Treasury Bonds, 3.00%, 5/15/42	4,000,000	3,874,609
U.S. Treasury Bonds, 2.75%, 11/15/42	2,840,000	2,627,832

8

	Principal Amount	Value
U.S. Treasury Bonds, 2.875%, 5/15/43	$4,700,000	$4,443,244
U.S. Treasury Bonds, 3.125%, 8/15/44	13,500,000	13,326,240
U.S. Treasury Bonds, 3.00%, 11/15/44	10,200,000	9,843,797
U.S. Treasury Bonds, 2.50%, 2/15/45	7,400,000	6,480,203
U.S. Treasury Bonds, 3.00%, 5/15/45	7,300,000	7,042,504
U.S. Treasury Bonds, 3.00%, 11/15/45	2,500,000	2,410,645
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	10,513,300	9,920,558
U.S. Treasury Notes, VRN, 2.26%, 10/2/18, resets daily off the 3-month USBMMY plus 0.07%	5,000,000	5,003,950
U.S. Treasury Notes, VRN, 2.24%, 10/2/18, resets daily off the 3-month USBMMY plus 0.05%	3,000,000	3,002,309
U.S. Treasury Notes, 1.75%, 9/30/19(4)	1,000,000	991,191
U.S. Treasury Notes, 1.375%, 1/15/20	15,000,000	14,747,168
U.S. Treasury Notes, 1.375%, 2/29/20(4)	5,000,000	4,905,566
U.S. Treasury Notes, 1.50%, 5/31/20	22,000,000	21,542,383
U.S. Treasury Notes, 2.50%, 5/31/20	15,000,000	14,930,273
U.S. Treasury Notes, 2.50%, 6/30/20	20,000,000	19,900,391
U.S. Treasury Notes, 3.625%, 2/15/21	2,500,000	2,543,799
U.S. Treasury Notes, 2.375%, 3/15/21	2,000,000	1,977,656
U.S. Treasury Notes, 2.625%, 5/15/21	5,000,000	4,969,629
U.S. Treasury Notes, 1.875%, 1/31/22	7,200,000	6,966,422
U.S. Treasury Notes, 1.75%, 5/15/22	14,000,000	13,444,375
U.S. Treasury Notes, 2.00%, 2/15/23	15,000,000	14,427,246
U.S. Treasury Notes, 2.75%, 5/31/23	3,500,000	3,471,973
U.S. Treasury Notes, 2.75%, 11/15/23	5,000,000	4,953,613
U.S. Treasury Notes, 2.875%, 8/15/28	900,000	886,482
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $237,218,779)		235,261,743
COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 22.9%
FHLMC, Series 2685, Class ND SEQ, 4.00%, 10/15/18	1,170	1,169
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	1,355	1,355
FHLMC, Series 2784, Class HJ SEQ, 4.00%, 4/15/19	149,070	149,026
FHLMC, Series 2812, Class MF, VRN, 2.61%, 10/15/18, resets monthly off the 1-month LIBOR plus 0.45%	2,368,684	2,384,406
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	1,516,743	1,556,970
FHLMC, Series 3149, Class LF, VRN, 2.46%, 10/15/18, resets monthly off the 1-month LIBOR plus 0.30%	6,652,046	6,644,929
FHLMC, Series 3153, Class FJ, VRN, 2.54%, 10/15/18, resets monthly off the 1-month LIBOR plus 0.38%	2,116,964	2,121,939
FHLMC, Series 3397, Class GF, VRN, 2.66%, 10/15/18, resets monthly off the 1-month LIBOR plus 0.50%	1,035,408	1,040,006
FHLMC, Series 3417, Class FA, VRN, 2.66%, 10/15/18, resets monthly off the 1-month LIBOR plus 0.50%	1,437,309	1,446,383
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	10,955,343	11,128,823
FHLMC, Series 3810, Class QB SEQ, 3.50%, 2/15/26	4,622,657	4,672,731
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	4,161,907	4,106,556
FHLMC, Series K039, Class A2, SEQ, 3.30%, 7/25/24	12,510,000	12,535,316
FHLMC, Series K041, Class A2, SEQ, 3.17%, 10/25/24	15,000,000	14,909,454
FHLMC, Series K716, Class A2, SEQ, 3.13%, 6/25/21	7,000,000	6,994,276
FHLMC, Series K722, Class A1 SEQ, 2.18%, 5/25/22	4,779,068	4,649,818
FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	7,900,000	7,816,657
FHLMC, Series K726, Class A2 SEQ, 2.91%, 4/25/24	6,900,000	6,789,308
FHLMC, Series KF29, Class A, VRN, 2.47%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.36%	3,551,608	3,556,919

9

	Principal Amount/Shares	Value
FHLMC, Series KF31, Class A, VRN, 2.48%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.37%	$3,709,097	$3,720,996
FHLMC, Series KF32, Class A, VRN, 2.48%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.37%	3,087,290	3,092,019
FHLMC, Series KIR1, Class A2, SEQ, 2.85%, 3/25/26	9,600,000	9,199,353
FHLMC, Series KIR3, Class A2 SEQ, 3.28%, 8/25/27	5,000,000	4,888,058
FHLMC, Series KP03, Class A2 SEQ, 1.78%, 7/25/19	1,127,457	1,119,289
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	1,037	1,036
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	2,215	2,213
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	1,153	1,152
FNMA, Series 2005-103, Class FP, VRN, 2.52%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.30%	2,248,678	2,239,770
FNMA, Series 2007-36, Class FB, VRN, 2.62%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.40%	242,095	242,870
FNMA, Series 2008-9, Class FA, VRN, 2.72%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.50%	6,901,642	6,964,365
FNMA, Series 2009-89, Class FD, VRN, 2.82%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.60%	1,262,336	1,274,058
FNMA, Series 2014-M12, Class ASV2, SEQ, VRN, 2.61%, 10/25/18(2)	11,632,581	11,476,651
FNMA, Series 2015-M12, Class FA, VRN, 2.41%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.34%	4,211,271	4,209,545
FNMA, Series 2015-M8, Class FA, VRN, 2.24%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.17%	570,648	570,485
FNMA, Series 2016-11, Class FB, VRN, 2.63%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.55%	4,047,570	4,077,080
FNMA, Series 2016-M13, Class FA, VRN, 2.74%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.67%	3,299,021	3,311,807
FNMA, Series 2016-M2, Class FA, VRN, 2.92%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.85%	2,725,186	2,744,110
FNMA, Series 2017-M3, Class A2, SEQ, VRN, 2.57%, 10/25/18(2)	9,000,000	8,353,359
GNMA, Series 2007-5, Class FA, VRN, 2.31%, 10/20/18, resets monthly off the 1-month LIBOR plus 0.14%	685,626	684,509
GNMA, Series 2008-18, Class FH, VRN, 2.77%, 10/20/18, resets monthly off the 1-month LIBOR plus 0.60%	1,266,211	1,270,128
GNMA, Series 2010-14, Class QF, VRN, 2.61%, 10/16/18, resets monthly off the 1-month LIBOR plus 0.45%	3,653,967	3,667,287
GNMA, Series 2010-163, Class KC SEQ, 4.50%, 6/20/39	1,282,725	1,304,135
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $169,853,062)		166,920,316
U.S. GOVERNMENT AGENCY SECURITIES — 0.6%
FNMA, 2.125%, 4/24/26	3,100,000	2,889,907
FNMA, 1.875%, 9/24/26	2,000,000	1,814,406
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $4,932,637)		4,704,313
TEMPORARY CASH INVESTMENTS — 3.7%
Federal Home Loan Bank Discount Notes, 2.04%, 10/1/18(5)	27,237,000	27,237,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,967	4,967
TOTAL TEMPORARY CASH INVESTMENTS (Cost $27,241,967)		27,241,967
TOTAL INVESTMENT SECURITIES — 108.5% (Cost $802,914,995)		791,341,277
OTHER ASSETS AND LIABILITIES(6) — (8.5)%		(62,239,490)
TOTAL NET ASSETS — 100.0%		$729,101,787

10

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	5	December 2018	$1,000,000	$1,053,672	$(2,355)
U.S. Treasury 5-Year Notes	7	December 2018	$700,000	787,336	(6,250)
U.S. Treasury 10-Year Notes	125	December 2018	$12,500,000	14,847,656	(129,852)
U.S. Treasury 10-Year Ultra Notes	18	December 2018	$1,800,000	2,268,000	(29,384)
				$18,956,664	$(167,841)

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
LIBOR	-	London Interbank Offered Rate
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
USBMMY	-	U.S. Treasury Bill Money Market Yield
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.

(2)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(3)	Forward commitment. Settlement date is indicated.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $880,823.

(5)	The rate indicated is the yield to maturity at purchase.

(6)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

SEPTEMBER 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $802,914,995)	$791,341,277
Receivable for investments sold	1,987,869
Receivable for capital shares sold	586,691
Receivable for variation margin on futures contracts	4,523
Interest receivable	3,247,405
797,167,765

Liabilities
Payable for investments purchased	66,750,498
Payable for capital shares redeemed	891,002
Accrued management fees	242,842
Distribution and service fees payable	16,937
Dividends payable	164,699
68,065,978

Net Assets	$729,101,787

Net Assets Consist of:
Capital paid in	$755,385,553
Distributions in excess of net investment income	(1,381,639)
Accumulated net realized loss	(13,160,568)
Net unrealized depreciation	(11,741,559)
$729,101,787

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$445,687,759	42,108,923	$10.58
I Class	$12,412,239	1,173,934	$10.57
A Class	$59,829,540	5,653,290	$10.58*
C Class	$4,322,800	408,676	$10.58
R Class	$3,031,713	286,571	$10.58
R5 Class	$203,817,736	19,261,561	$10.58
*Maximum offering price $11.08 (net asset value divided by 0.955).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$9,649,591

Expenses:
Management fees	1,491,278
Distribution and service fees:
A Class	75,858
C Class	22,340
R Class	7,702
Trustees' fees and expenses	26,650
Other expenses	5,109
1,628,937

Net investment income (loss)	8,020,654

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(999,135)
Futures contract transactions	(299,809)
Swap agreement transactions	196,165
(1,102,779)

Change in net unrealized appreciation (depreciation) on:
Investments	(8,770,111)
Futures contracts	(315,615)
Swap agreements	(11,719)
(9,097,445)

Net realized and unrealized gain (loss)	(10,200,224)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,179,570)

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED) AND YEAR ENDED MARCH 31, 2018
Increase (Decrease) in Net Assets	September 30, 2018	March 31, 2018
Operations
Net investment income (loss)	$8,020,654	$15,629,854
Net realized gain (loss)	(1,102,779)	(1,542,422)
Change in net unrealized appreciation (depreciation)	(9,097,445)	(10,169,122)
Net increase (decrease) in net assets resulting from operations	(2,179,570)	3,918,310

Distributions to Shareholders
From net investment income:
Investor Class	(5,719,236)	(11,917,351)
I Class	(96,260)	(110,229)
A Class	(679,977)	(1,513,468)
C Class	(33,357)	(49,027)
R Class	(30,695)	(58,754)
R5 Class	(2,706,707)	(4,694,302)
Decrease in net assets from distributions	(9,266,232)	(18,343,131)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(13,138,722)	(118,335,535)

Net increase (decrease) in net assets	(24,584,524)	(132,760,356)

Net Assets
Beginning of period	753,686,311	886,446,667
End of period	$729,101,787	$753,686,311

Distributions in excess of net investment income	$(1,381,639)	$(136,061)

See Notes to Financial Statements.

14

Notes to Financial Statements

SEPTEMBER 30, 2018 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Government Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the I Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

15

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2018 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.1500% to 0.2100%	0.36%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%
R Class		0.2500% to 0.3100%	0.46%
R5 Class		0.0500% to 0.1100%	0.26%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2018 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2018 were $601,944,641 and $603,022,852, respectively, all of which are U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2018		Year ended March 31, 2018(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	3,570,076	$38,071,025	10,606,240	$116,124,198
Issued in reinvestment of distributions	501,171	5,344,234	1,024,226	11,201,293
Redeemed	(6,012,937)	(64,109,188)	(21,607,821)	(236,421,396)
	(1,941,690)	(20,693,929)	(9,977,355)	(109,095,905)
I Class
Sold	727,864	7,762,652	732,023	8,038,443
Issued in reinvestment of distributions	8,672	92,307	9,451	103,057
Redeemed	(124,876)	(1,330,039)	(179,200)	(1,959,168)
	611,660	6,524,920	562,274	6,182,332
A Class
Sold	1,238,494	13,194,355	2,121,376	23,209,998
Issued in reinvestment of distributions	30,521	325,393	66,476	726,882
Redeemed	(1,815,150)	(19,368,590)	(4,722,242)	(51,665,325)
	(546,135)	(5,848,842)	(2,534,390)	(27,728,445)
C Class
Sold	48,896	522,091	186,186	2,041,719
Issued in reinvestment of distributions	2,977	31,734	4,279	46,681
Redeemed	(66,471)	(708,260)	(74,116)	(812,035)
	(14,598)	(154,435)	116,349	1,276,365
R Class
Sold	29,525	315,082	90,425	989,134
Issued in reinvestment of distributions	2,277	24,271	4,079	44,568
Redeemed	(39,127)	(417,936)	(107,684)	(1,174,046)
	(7,325)	(78,583)	(13,180)	(140,344)
R5 Class
Sold	2,915,913	31,080,004	5,185,262	56,645,190
Issued in reinvestment of distributions	216,623	2,308,764	364,484	3,981,861
Redeemed	(2,465,420)	(26,276,621)	(4,525,557)	(49,456,589)
	667,116	7,112,147	1,024,189	11,170,462
Net increase (decrease)	(1,230,972)	$(13,138,722)	(10,822,113)	$(118,335,535)

(1)	April 10, 2017 (commencement of sale) through March 31, 2018 for the I Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$357,212,938	—
U.S. Treasury Securities and Equivalents	—	235,261,743	—
Collateralized Mortgage Obligations	—	166,920,316	—
U.S. Government Agency Securities	—	4,704,313	—
Temporary Cash Investments	$4,967	27,237,000	—
	$4,967	$791,336,310	—

Liabilities
Other Financial Instruments
Futures Contracts	$167,841	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $16,666,667 futures contracts purchased.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $23,500,000.

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Value of Derivative Instruments as of September 30, 2018

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	$4,523	Payable for variation margin on futures contracts*	—

*	Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2018

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$(299,809)	Change in net unrealized appreciation (depreciation) on futures contracts	$(315,615)
Other Contracts	Net realized gain (loss) on swap agreement transactions	196,165	Change in net unrealized appreciation (depreciation) on swap agreements	(11,719)
		$(103,644)		$(327,334)

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$803,150,413
Gross tax appreciation of investments	$5,074,215
Gross tax depreciation of investments	(16,883,351)
Net tax appreciation (depreciation) of investments	$(11,809,136)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2018, the fund had accumulated short-term capital losses of $(9,644,291) and accumulated long-term capital losses of $(1,645,138), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$10.75	0.12	(0.16)	(0.04)	(0.13)	—	(0.13)	$10.58	(0.34)%	0.47%(4)	2.15%(4)	80%	$445,688
2018	$10.95	0.20	(0.16)	0.04	(0.24)	—	(0.24)	$10.75	0.34%	0.47%	1.85%	160%	$473,495
2017	$11.32	0.17	(0.29)	(0.12)	(0.21)	(0.04)	(0.25)	$10.95	(1.10)%	0.47%	1.52%	206%	$591,709
2016	$11.30	0.16	0.05	0.21	(0.19)	—	(0.19)	$11.32	1.89%	0.47%	1.41%	280%	$669,187
2015	$10.99	0.16	0.33	0.49	(0.18)	—	(0.18)	$11.30	4.54%	0.47%	1.39%	270%	$747,496
2014	$11.39	0.15	(0.33)	(0.18)	(0.20)	(0.02)	(0.22)	$10.99	(1.58)%	0.47%	1.34%	209%	$848,786
I Class
2018(3)	$10.74	0.12	(0.15)	(0.03)	(0.14)	—	(0.14)	$10.57	(0.30)%	0.37%(4)	2.25%(4)	80%	$12,412
2018(5)	$10.96	0.21	(0.19)	0.02	(0.24)	—	(0.24)	$10.74	0.20%	0.37%(4)	2.00%(4)	160%(6)	$6,039
A Class
2018(3)	$10.75	0.10	(0.15)	(0.05)	(0.12)	—	(0.12)	$10.58	(0.47)%	0.72%(4)	1.90%(4)	80%	$59,830
2018	$10.95	0.18	(0.17)	0.01	(0.21)	—	(0.21)	$10.75	0.09%	0.72%	1.60%	160%	$66,630
2017	$11.31	0.14	(0.28)	(0.14)	(0.18)	(0.04)	(0.22)	$10.95	(1.26)%	0.72%	1.27%	206%	$95,637
2016	$11.29	0.13	0.05	0.18	(0.16)	—	(0.16)	$11.31	1.64%	0.72%	1.16%	280%	$111,920
2015	$10.99	0.13	0.33	0.46	(0.16)	—	(0.16)	$11.29	4.18%	0.72%	1.14%	270%	$139,772
2014	$11.39	0.12	(0.32)	(0.20)	(0.18)	(0.02)	(0.20)	$10.99	(1.82)%	0.72%	1.09%	209%	$153,830

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018(3)	$10.74	0.06	(0.14)	(0.08)	(0.08)	—	(0.08)	$10.58	(0.75)%	1.47%(4)	1.15%(4)	80%	$4,323
2018	$10.95	0.10	(0.18)	(0.08)	(0.13)	—	(0.13)	$10.74	(0.75)%	1.47%	0.85%	160%	$4,547
2017	$11.31	0.06	(0.28)	(0.22)	(0.10)	(0.04)	(0.14)	$10.95	(2.00)%	1.47%	0.52%	206%	$3,359
2016	$11.29	0.05	0.05	0.10	(0.08)	—	(0.08)	$11.31	0.88%	1.47%	0.41%	280%	$4,473
2015	$10.99	0.04	0.33	0.37	(0.07)	—	(0.07)	$11.29	3.41%	1.47%	0.39%	270%	$3,590
2014	$11.38	0.04	(0.32)	(0.28)	(0.09)	(0.02)	(0.11)	$10.99	(2.47)%	1.47%	0.34%	209%	$2,361
R Class
2018(3)	$10.74	0.09	(0.14)	(0.05)	(0.11)	—	(0.11)	$10.58	(0.50)%	0.97%(4)	1.65%(4)	80%	$3,032
2018	$10.95	0.15	(0.18)	(0.03)	(0.18)	—	(0.18)	$10.74	(0.25)%	0.97%	1.35%	160%	$3,158
2017	$11.31	0.11	(0.28)	(0.17)	(0.15)	(0.04)	(0.19)	$10.95	(1.51)%	0.97%	1.02%	206%	$3,362
2016	$11.29	0.10	0.05	0.15	(0.13)	—	(0.13)	$11.31	1.39%	0.97%	0.91%	280%	$3,073
2015	$10.99	0.10	0.33	0.43	(0.13)	—	(0.13)	$11.29	3.92%	0.97%	0.89%	270%	$3,462
2014	$11.38	0.09	(0.31)	(0.22)	(0.15)	(0.02)	(0.17)	$10.99	(1.98)%	0.97%	0.84%	209%	$3,380
R5 Class
2018(3)	$10.75	0.13	(0.16)	(0.03)	(0.14)	—	(0.14)	$10.58	(0.24)%	0.27%(4)	2.35%(4)	80%	$203,818
2018	$10.95	0.23	(0.17)	0.06	(0.26)	—	(0.26)	$10.75	0.54%	0.27%	2.05%	160%	$199,819
2017	$11.31	0.19	(0.28)	(0.09)	(0.23)	(0.04)	(0.27)	$10.95	(0.82)%	0.27%	1.72%	206%	$192,380
2016	$11.29	0.18	0.05	0.23	(0.21)	—	(0.21)	$11.31	2.10%	0.27%	1.61%	280%	$315,881
2015	$10.99	0.18	0.33	0.51	(0.21)	—	(0.21)	$11.29	4.65%	0.27%	1.59%	270%	$223,807
2014	$11.38	0.17	(0.31)	(0.14)	(0.23)	(0.02)	(0.25)	$10.99	(1.29)%	0.27%	1.54%	209%	$242,958

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2018 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through March 31, 2018.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2018, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and ten-year periods and below its benchmark for the five-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was in the lowest quartile of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90810 1811

Semiannual Report

September 30, 2018

Inflation-Adjusted Bond Fund
Investor Class (ACITX)
I Class (AIAHX)
Y Class (AIAYX)
A Class (AIAVX)
C Class (AINOX)
R Class (AIARX)
R5 Class (AIANX)
R6 Class (AIADX)
G Class (AINGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Upbeat Economy Drove Stock Prices, Treasury Yields Higher

After facing a raucous start to 2018, investors adjusted to heightened market volatility stemming from rising U.S. interest rates, geopolitical tensions, and fears of a global trade war. At the same time, the U.S. economy continued to accelerate, bolstered by the effects of federal tax and regulatory reform. Annualized gross domestic product (GDP) growth jumped from 2.2% in the first quarter to 4.2% in the second quarter, and estimates from the Federal Reserve (Fed) pegged third-quarter GDP growth at approximately 4.0%. Meanwhile, S&P 500 companies reported record earnings growth.

These factors fueled investor optimism toward U.S. stocks. The S&P 500 Index, which reached several milestone levels during the period, returned 11.4% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their larger peers, and growth stocks outperformed their value counterparts, according to Russell Investments.

The backdrop for fixed-income investors was more challenging. The Fed’s rate-hike campaign, combined with improving economic data and an uptick in inflation, drove U.S. Treasury yields higher and investment-grade bond returns lower. The Bloomberg Barclays U.S. Aggregate Bond Index returned -0.1% for the six-month period, while global bond returns were even weaker. Investor preferences for risk extended to the bond market, as spread (non-Treasury) sectors generally outperformed Treasuries. U.S. high-yield corporate bonds were notable outperformers, advancing more than 3% (according to Bloomberg Barclays U.S. Corporate High-Yield Bond Index) on strong corporate earnings and fundamentals, rising oil prices, and investor demand for yield.

With economic growth accelerating, Treasury yields rising, and volatility lingering, investors likely will face opportunities and challenges in the months ahead. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2018
Portfolio at a Glance
Average Duration (effective)	7.0 years
Weighted Average Life to Maturity	8.7 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	82.7%
Sovereign Governments and Agencies	5.3%
Commercial Mortgage-Backed Securities	2.5%
Corporate Bonds	2.1%
Collateralized Mortgage Obligations	1.7%
Asset-Backed Securities	1.5%
Collateralized Loan Obligations	1.0%
Municipal Securities	0.1%
Temporary Cash Investments	4.0%
Other Assets and Liabilities	(0.9)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period(1) 4/1/18 - 9/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$996.00	$2.35	0.47%
I Class	$1,000	$995.50	$1.85	0.37%
Y Class	$1,000	$996.90	$1.35	0.27%
A Class	$1,000	$994.80	$3.60	0.72%
C Class	$1,000	$991.30	$7.34	1.47%
R Class	$1,000	$993.60	$4.85	0.97%
R5 Class	$1,000	$996.90	$1.35	0.27%
R6 Class	$1,000	$997.10	$1.10	0.22%
G Class	$1,000	$999.00	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,022.71	$2.38	0.47%
I Class	$1,000	$1,023.21	$1.88	0.37%
Y Class	$1,000	$1,023.72	$1.37	0.27%
A Class	$1,000	$1,021.46	$3.65	0.72%
C Class	$1,000	$1,017.70	$7.44	1.47%
R Class	$1,000	$1,020.21	$4.91	0.97%
R5 Class	$1,000	$1,023.72	$1.37	0.27%
R6 Class	$1,000	$1,023.97	$1.12	0.22%
G Class	$1,000	$1,025.02	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2018 (UNAUDITED)

		Principal Amount	Value
U.S. TREASURY SECURITIES — 82.7%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26		$139,603,515	$150,254,393
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		103,500,605	115,378,462
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28		65,607,914	70,289,740
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28		47,889,454	59,522,289
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29		29,375,692	33,798,875
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29		31,118,885	40,116,214
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32		17,391,938	22,624,465
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40		44,329,039	53,657,473
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41		47,411,312	57,779,450
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		74,806,735	70,356,806
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		49,554,681	45,127,990
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44		94,797,571	101,751,244
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		39,114,714	36,432,962
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47		49,901,766	47,795,236
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21		34,509,612	34,724,608
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21		21,797,445	21,359,155
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21		106,523,292	106,271,373
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22		166,957,329	162,882,734
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22		28,496,325	27,697,463
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22		101,694,880	99,267,012
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23		136,472,500	132,167,019
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/23		76,091,336	75,140,690
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23		100,382,976	98,461,247
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24		110,164,080	108,739,889
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24		69,834,856	67,123,314
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25		89,075,568	85,516,086
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25(1)		136,480,815	148,768,145
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25		57,596,714	55,803,941
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26		88,664,488	86,822,506
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26		13,667,290	12,896,725
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28		25,285,838	24,286,751
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28		58,228,520	57,360,400
TOTAL U.S. TREASURY SECURITIES (Cost $2,287,667,818)			2,310,174,657
SOVEREIGN GOVERNMENTS AND AGENCIES — 5.3%
Hungary — 1.0%
Hungary Government Bond, 3.00%, 10/27/27	HUF	8,230,000,000	28,366,691
Mexico — 1.6%
Mexican Bonos, 8.00%, 12/7/23	MXN	834,910,000	45,083,980
South Africa — 2.7%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	467,600,000	32,314,124
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	279,710,000	21,447,074

6

		Principal Amount	Value
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	307,000,000	$19,635,191
			73,396,389
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $163,109,909)			146,847,060
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 2.5%
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 10/1/18(3)		$7,100,000	7,325,569
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 10/1/18(3)		8,000,000	8,124,964
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 10/1/18(3)		6,575,000	6,509,694
Commercial Mortgage Trust, Series 2015-3BP, Class A, SEQ, 3.18%, 2/10/35(4)		2,425,000	2,362,471
Commercial Mortgage Trust, Series 2015-LC21, Class AM, VRN, 4.04%, 10/1/18(3)		4,500,000	4,532,751
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(4)		7,165,000	6,694,539
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50		8,860,000	8,683,199
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46		3,000,000	3,096,007
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49		5,700,000	5,366,393
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49		6,600,000	6,230,458
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52		6,350,000	6,098,637
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50		6,500,000	6,234,979
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $74,025,486)			71,259,661
CORPORATE BONDS — 2.1%
Banks — 0.2%
Branch Banking & Trust Co., 3.80%, 10/30/26		650,000	642,385
Citigroup, Inc., 4.45%, 9/29/27		570,000	563,707
JPMorgan Chase & Co., 3.125%, 1/23/25		990,000	950,132
JPMorgan Chase & Co., VRN, 3.96%, 11/15/47(5)		490,000	447,902
U.S. Bank N.A., 2.80%, 1/27/25		500,000	474,925
Wells Fargo & Co., MTN, 3.55%, 9/29/25		500,000	487,507
Wells Fargo & Co., MTN, 4.65%, 11/4/44		250,000	245,326
			3,811,884
Diversified Consumer Services†
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		490,000	461,903
Catholic Health Initiatives, 2.95%, 11/1/22		550,000	530,885
			992,788
Diversified Financial Services†
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		490,000	501,743
Diversified Telecommunication Services†
Verizon Communications, Inc., 4.40%, 11/1/34		130,000	126,988
Entertainment — 0.1%
Comcast Corp., 6.40%, 5/15/38		1,500,000	1,776,986

7

	Principal Amount	Value
Food Products†
Kraft Heinz Foods Co., 5.20%, 7/15/45	$490,000	$480,132
Gas Utilities — 0.4%
Energy Transfer Partners LP, 4.05%, 3/15/25	3,550,000	3,478,818
Enterprise Products Operating LLC, 3.75%, 2/15/25	3,880,000	3,877,673
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	4,000,000	4,270,088
		11,626,579
Health Care Equipment and Supplies†
Becton Dickinson and Co., 3.73%, 12/15/24	250,000	245,109
Hotels, Restaurants and Leisure†
McDonald's Corp., MTN, 3.25%, 6/10/24	500,000	491,045
McDonald's Corp., MTN, 4.60%, 5/26/45	490,000	493,339
		984,384
Insurance†
Chubb INA Holdings, Inc., 3.15%, 3/15/25	1,000,000	967,005
Media†
Warner Media LLC, 2.95%, 7/15/26	750,000	680,847
Multi-Utilities — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	2,000,000	1,970,000
Duke Energy Progress LLC, 4.15%, 12/1/44	500,000	490,935
Georgia Power Co., 4.30%, 3/15/42	1,000,000	951,780
MidAmerican Energy Co., 4.40%, 10/15/44	690,000	707,486
Potomac Electric Power Co., 3.60%, 3/15/24	500,000	499,956
		4,620,157
Oil, Gas and Consumable Fuels — 1.0%
Cimarex Energy Co., 3.90%, 5/15/27	4,800,000	4,588,505
Concho Resources, Inc., 4.375%, 1/15/25	3,880,000	3,909,908
Continental Resources, Inc., 3.80%, 6/1/24	3,790,000	3,720,260
Encana Corp., 6.50%, 2/1/38	2,955,000	3,469,349
Equinor ASA, 2.65%, 1/15/24	495,000	474,214
Marathon Oil Corp., 3.85%, 6/1/25	2,000,000	1,957,100
Newfield Exploration Co., 5.375%, 1/1/26	3,510,000	3,654,787
Occidental Petroleum Corp., 4.625%, 6/15/45	980,000	1,018,931
Suncor Energy, Inc., 6.50%, 6/15/38	3,350,000	4,146,037
		26,939,091
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	1,000,000	969,811
Norfolk Southern Corp., 3.85%, 1/15/24	325,000	328,648
Union Pacific Corp., 3.25%, 1/15/25	490,000	476,093
		1,774,552
Software†
Adobe Systems, Inc., 3.25%, 2/1/25	490,000	478,940
Oracle Corp., 2.65%, 7/15/26	370,000	343,524
		822,464

8

	Principal Amount	Value
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA, 5.125%, 1/15/28(4)	$3,000,000	$2,771,250
TOTAL CORPORATE BONDS (Cost $59,959,236)		59,121,959
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 1.7%
Private Sponsor Collateralized Mortgage Obligations — 1.2%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	344,403	346,514
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	758,876	781,964
Cendant Mort Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33	1,207,731	1,213,405
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.24%, 4/1/19, resets annually off the 1-year H15T1Y plus 2.15%	624,400	634,245
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	1,269,091	1,290,452
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 10/1/18(3)(4)	6,285,000	6,106,877
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.86%, 10/1/18(3)	1,206	1,211
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/18(3)	231,103	232,858
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.00%, 12/25/43(4)	2,292,462	2,297,567
Sequoia Mortgage Trust, Series 2014-3, Class A14, SEQ, VRN, 3.00%, 10/1/18(3)(4)	2,459,803	2,437,729
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 10/1/18(3)(4)	4,603,931	4,612,150
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.96%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.74%	1,320,965	1,305,045
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	1,131,844	1,150,503
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.29%, 10/1/18(3)	2,673,872	2,825,746
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 4.21%, 10/1/18(3)	5,435,940	5,632,227
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 10/1/18(3)(4)	1,510,048	1,502,265
		32,370,758
U.S. Government Agency Collateralized Mortgage Obligations — 0.5%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.47%, 10/25/18, resets monthly off the 1-month LIBOR plus 3.25%	8,400,000	9,431,388
FNMA, Series 2014-C02, Class 1M2, VRN, 4.82%, 10/25/18, resets monthly off the 1-month LIBOR plus 2.60%	2,350,000	2,501,955
FNMA, Series 2016-C04, Class 1M2, VRN, 6.47%, 10/25/18, resets monthly off the 1-month LIBOR plus 4.25%	3,000,000	3,387,670
		15,321,013
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $46,886,107)		47,691,771
ASSET-BACKED SECURITIES(2) — 1.5%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(4)	4,163,844	4,071,472
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(4)	558,758	555,568

9

	Principal Amount	Value
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(4)	$3,234,194	$3,179,253
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(4)	2,285,598	2,255,057
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(4)	1,957,860	1,914,028
Progress Residential Trust, Series 2018-SFR3, Class A, 3.88%, 10/17/35(4)(6)	11,500,000	11,503,594
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(4)	1,077,553	1,070,217
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 10/1/18(3)(4)	5,000,000	4,821,266
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 10/1/18(3)(4)	4,493,532	4,425,227
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(4)	8,005,846	7,732,491
TOTAL ASSET-BACKED SECURITIES (Cost $42,311,372)		41,528,173
COLLATERALIZED LOAN OBLIGATIONS(2) — 1.0%
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.31%, 10/17/18, resets quarterly off the 3-month LIBOR plus 0.97%(4)	5,000,000	4,968,447
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.32%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.02%(4)	4,125,000	4,106,897
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.70%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.40%(4)	4,000,000	3,954,274
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.31%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(4)	4,900,000	4,869,753
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.30%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.96%(4)	10,500,000	10,431,701
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $28,525,000)		28,331,072
MUNICIPAL SECURITIES — 0.1%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	535,000	720,099
Los Angeles Community College District GO, 6.75%, 8/1/49	250,000	362,427
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	250,000	330,380
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	250,000	279,558
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	270,000	316,278
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	250,000	318,493
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	125,000	177,286
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	250,000	289,583
TOTAL MUNICIPAL SECURITIES (Cost $2,706,494)		2,794,104

10

	Principal Amount/Shares	Value
TEMPORARY CASH INVESTMENTS — 4.0%
Credit Agricole Corporate and Investment Bank, 2.19%, 10/1/18(7)	$94,905,000	$94,888,249
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.125%, 8/15/19 - 5/15/46, valued at $10,806,148), in a joint trading account at 2.00%, dated 9/28/18, due 10/1/18 (Delivery value $10,608,799)		10,607,031
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $6,317,751), at 1.05%, dated 9/28/18, due 10/1/18 (Delivery value $6,191,542)		6,191,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,350	10,350
TOTAL TEMPORARY CASH INVESTMENTS (Cost $111,713,381)		111,696,630
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $2,816,904,803)		2,819,445,087
OTHER ASSETS AND LIABILITIES — (0.9)%		(26,433,007)
TOTAL NET ASSETS — 100.0%		$2,793,012,080

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	37,046,697	USD	28,587,179	Morgan Stanley	12/19/18	$142,787
USD	7,061,886	EUR	6,025,711	JPMorgan Chase Bank N.A.	12/19/18	19,877
USD	43,426,011	HUF	12,086,935,445	UBS AG	12/19/18	(251,935)
IDR	203,958,921,097	USD	13,365,591	Goldman Sachs & Co.	12/19/18	147,529
USD	44,467,827	MXN	858,451,408	JPMorgan Chase Bank N.A.	12/19/18	(854,324)
MYR	46,629,817	USD	11,233,718	Goldman Sachs & Co.	12/19/18	21,276
USD	11,215,831	MYR	46,629,817	Goldman Sachs & Co.	12/19/18	(39,164)
NOK	212,510,565	USD	25,818,003	Goldman Sachs & Co.	12/19/18	380,465
USD	13,713,973	PHP	748,673,230	Goldman Sachs & Co.	12/19/18	(48,487)
THB	371,786,730	USD	11,464,284	Goldman Sachs & Co.	12/19/18	60,580
USD	11,380,762	THB	371,786,730	Goldman Sachs & Co.	12/19/18	(144,102)
USD	68,296,438	ZAR	1,033,939,775	UBS AG	12/19/18	(4,068,899)
						$(4,634,397)

11

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	526	December 2018	USD	52,600,000	$62,478,937	$(646,355)
U.S. Treasury 10-Year Ultra Notes	366	December 2018	USD	36,600,000	46,116,000	(572,698)
U.S. Treasury 5-Year Notes	618	December 2018	USD	61,800,000	69,510,516	(423,874)
					$178,105,453	$(1,642,927)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	1,279	December 2018	EUR	127,900,000	$194,087,350	$1,349,182
Euro-Bund 10-Year Bonds	425	December 2018	EUR	42,500,000	78,354,362	961,505
U.K. Gilt 10-Year Bonds	600	December 2018	GBP	60,000,000	94,579,940	796,781
U.S. Treasury Long Bonds	420	December 2018	USD	42,000,000	59,010,000	1,311,555
					$426,031,652	$4,419,023

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
MXIBTIIE	Pay	7.99%	8/11/23	MXN	225,000,000	$565	$38,183	$38,748
MXIBTIIE	Pay	7.99%	8/11/23	MXN	225,000,000	565	39,435	40,000
MXIBTIIE	Pay	7.92%	8/17/23	MXN	270,000,000	585	11,174	11,759
MXIBTIIE	Pay	7.93%	8/18/23	MXN	180,000,000	558	9,280	9,838
MXIBTIIE	Pay	7.93%	8/21/23	MXN	345,000,000	600	12,796	13,396
MXIBTIIE	Pay	7.90%	8/22/23	MXN	385,000,000	576	(11,162)	(10,586)
						$3,449	$99,706	$103,155

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Morgan Stanley	BUBOR06M	Receive	0.82%	6/15/20	HUF	2,726,000,000	$4,356
Morgan Stanley	BUBOR06M	Receive	0.97%	6/21/20	HUF	2,885,000,000	(19,728)
							$(15,372)
*Amount represents value and unrealized appreciation (depreciation).

12

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.51%	3/30/19	$8,700,000	$(699,045)
Bank of America N.A.	CPURNSA	Receive	2.66%	12/4/19	$5,000,000	(498,589)
Bank of America N.A.	CPURNSA	Receive	2.62%	3/18/20	$50,000,000	(4,744,132)
Bank of America N.A.	CPURNSA	Receive	1.41%	8/27/20	$12,800,000	387,410
Bank of America N.A.	CPURNSA	Receive	2.67%	4/1/22	$4,500,000	(487,119)
Bank of America N.A.	CPURNSA	Receive	2.53%	8/19/24	$11,000,000	(654,275)
Bank of America N.A.	CPURNSA	Receive	2.24%	4/11/27	$14,000,000	123,137
Bank of America N.A.	CPURNSA	Receive	2.22%	4/13/27	$13,000,000	141,451
Bank of America N.A.	CPURNSA	Receive	2.24%	4/28/27	$17,500,000	167,483
Barclays Bank plc	CPURNSA	Receive	1.71%	2/5/20	$39,000,000	256,269
Barclays Bank plc	CPURNSA	Receive	2.59%	7/23/24	$16,300,000	(1,074,122)
Barclays Bank plc	CPURNSA	Receive	2.36%	9/29/24	$10,000,000	(404,742)
Barclays Bank plc	CPURNSA	Receive	2.31%	9/30/24	$15,000,000	(522,914)
Barclays Bank plc	CPURNSA	Receive	2.90%	12/21/27	$19,200,000	(4,074,073)
Barclays Bank plc	CPURNSA	Receive	2.78%	7/2/44	$15,000,000	(2,322,757)
						$(14,406,018)
*Amount represents value and unrealized appreciation (depreciation).

13

NOTES TO SCHEDULE OF INVESTMENTS
BUBOR06M	-	6-month Budapest Interbank Offered Rate
CAD	-	Canadian Dollar
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXIBTIIE	-	28-day Mexico Interbank Equilibrium Interest Rate Index
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PHP	-	Philippine Peso
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand
† Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $23,993,780.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $98,644,093, which represented 3.5% of total net assets.

(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(6)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(7)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities

SEPTEMBER 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,816,904,803)	$2,819,445,087
Foreign currency holdings, at value (cost of $336,328)	370,777
Receivable for investments sold	784,788
Receivable for capital shares sold	3,762,178
Receivable for variation margin on futures contracts	115,859
Unrealized appreciation on forward foreign currency exchange contracts	772,514
Swap agreements, at value	1,080,106
Interest receivable	10,232,971
2,836,564,280

Liabilities
Payable for investments purchased	11,500,794
Payable for capital shares redeemed	9,431,703
Payable for variation margin on futures contracts	913,331
Payable for variation margin on swap agreements	18,955
Unrealized depreciation on forward foreign currency exchange contracts	5,406,911
Swap agreements, at value	15,501,496
Accrued management fees	717,267
Distribution and service fees payable	61,743
43,552,200

Net Assets	$2,793,012,080

Net Assets Consist of:
Capital paid in	$2,778,212,115
Undistributed net investment income	53,849,123
Accumulated net realized loss	(25,420,544)
Net unrealized depreciation	(13,628,614)
$2,793,012,080

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,192,045,879	105,440,718	$11.31
I Class	$185,028,782	16,383,891	$11.29
Y Class	$6,713,307	594,221	$11.30
A Class	$186,451,781	16,540,171	$11.27*
C Class	$13,416,662	1,189,940	$11.28
R Class	$27,269,206	2,408,503	$11.32
R5 Class	$378,643,349	33,513,326	$11.30
R6 Class	$195,078,213	17,272,746	$11.29
G Class	$608,364,901	53,810,923	$11.31
*Maximum offering price $11.80 (net asset value divided by 0.955).

See Notes to Financial Statements.

15

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$59,674,411

Expenses:
Management fees	5,247,142
Distribution and service fees:
A Class	244,229
C Class	72,630
R Class	66,510
Trustees' fees and expenses	106,064
Other expenses	22,960
5,759,535
Fees waived - G Class	(657,318)
5,102,217

Net investment income (loss)	54,572,194

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(16,891,980)
Forward foreign currency exchange contract transactions	22,771,828
Futures contract transactions	(9,408,940)
Swap agreement transactions	2,159,553
Foreign currency translation transactions	(712,581)
(2,082,120)

Change in net unrealized appreciation (depreciation) on:
Investments	(68,716,360)
Forward foreign currency exchange contracts	(2,111,638)
Futures contracts	6,087,519
Swap agreements	2,234,428
Translation of assets and liabilities in foreign currencies	(54,456)
(62,560,507)

Net realized and unrealized gain (loss)	(64,642,627)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,070,433)

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED) AND YEAR ENDED MARCH 31, 2018
Increase (Decrease) in Net Assets	September 30, 2018	March 31, 2018
Operations
Net investment income (loss)	$54,572,194	$77,287,921
Net realized gain (loss)	(2,082,120)	(11,697,293)
Change in net unrealized appreciation (depreciation)	(62,560,507)	(39,206,873)
Net increase (decrease) in net assets resulting from operations	(10,070,433)	26,383,755

Distributions to Shareholders
From net investment income:
Investor Class	(19,457,866)	(33,906,977)
I Class	(6,218,179)	(3,013,310)
Y Class	(29,147)	(116)
A Class	(2,854,824)	(4,580,783)
C Class	(159,643)	(178,873)
R Class	(370,889)	(443,718)
R5 Class	(7,156,188)	(21,545,290)
R6 Class	(2,305,427)	(856,311)
G Class	(11,299,124)	(6,848,776)
Decrease in net assets from distributions	(49,851,287)	(71,374,154)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(207,657,289)	(133,418,892)

Net increase (decrease) in net assets	(267,579,009)	(178,409,291)

Net Assets
Beginning of period	3,060,591,089	3,239,000,380
End of period	$2,793,012,080	$3,060,591,089

Undistributed net investment income	$53,849,123	$49,128,216

See Notes to Financial Statements.

17

Notes to Financial Statements

SEPTEMBER 30, 2018 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Inflation-Adjusted Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to provide total return and inflation protection consistent with investment in inflation-indexed securities.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the I Class and Y Class commenced on April 10, 2017 and sale of the R6 Class and G Class commenced on July 28, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

18

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 31% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2018 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.1500% to 0.2100%	0.36%
Y Class		0.0500% to 0.1100%	0.26%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%
R Class		0.2500% to 0.3100%	0.46%
R5 Class		0.0500% to 0.1100%	0.26%
R6 Class		0.0000% to 0.0600%	0.21%
G Class		0.0000% to 0.0600%	0.00%(1)
(1) Effective annual management fee before waiver was 0.21%.

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Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2018 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2018 totaled $327,637,910, of which $211,468,892 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2018 totaled $637,564,464, of which $356,649,264 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2018		Year ended March 31, 2018(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	8,172,947	$93,465,027	25,875,586	$300,782,889
Issued in reinvestment of distributions	1,678,248	19,031,333	2,826,544	32,590,971
Redeemed	(19,447,651)	(222,703,465)	(59,113,379)	(685,998,778)
	(9,596,456)	(110,207,105)	(30,411,249)	(352,624,918)
I Class
Sold	10,127,938	116,189,790	30,674,641	355,737,388
Issued in reinvestment of distributions	471,173	5,338,391	214,839	2,478,348
Redeemed	(19,697,641)	(223,264,576)	(5,407,059)	(62,637,199)
	(9,098,530)	(101,736,395)	25,482,421	295,578,537
Y Class
Sold	547,378	6,225,602	49,055	562,096
Issued in reinvestment of distributions	2,573	29,147	10	116
Redeemed	(4,795)	(54,580)	—	—
	545,156	6,200,169	49,065	562,212

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	Six months ended September 30, 2018		Year ended March 31, 2018(1)
	Shares	Amount	Shares	Amount
A Class
Sold	2,857,041	32,568,641	6,247,093	72,450,974
Issued in reinvestment of distributions	180,867	2,047,419	318,132	3,659,734
Redeemed	(4,323,804)	(49,297,362)	(13,422,796)	(155,526,706)
	(1,285,896)	(14,681,302)	(6,857,571)	(79,415,998)
C Class
Sold	195,353	2,225,998	236,425	2,739,230
Issued in reinvestment of distributions	10,787	122,328	11,633	134,135
Redeemed	(291,225)	(3,314,294)	(341,062)	(3,951,200)
	(85,085)	(965,968)	(93,004)	(1,077,835)
R Class
Sold	501,470	5,753,659	852,096	9,902,016
Issued in reinvestment of distributions	29,388	334,432	33,980	392,949
Redeemed	(460,583)	(5,286,417)	(844,565)	(9,809,583)
	70,275	801,674	41,511	485,382
R5 Class
Sold	4,364,095	49,814,905	16,793,728	194,807,260
Issued in reinvestment of distributions	591,951	6,706,803	1,824,215	21,007,651
Redeemed	(10,131,175)	(115,591,514)	(83,057,206)	(960,786,691)
	(5,175,129)	(59,069,806)	(64,439,263)	(744,971,780)
R6 Class
Sold	9,033,768	102,870,599	9,697,141	112,656,372
Issued in reinvestment of distributions	198,830	2,250,757	74,204	856,311
Redeemed	(1,273,583)	(14,502,675)	(457,614)	(5,309,635)
	7,959,015	90,618,681	9,313,731	108,203,048
G Class
Sold	325,322	3,722,653	72,442,899	837,957,685
Issued in reinvestment of distributions	997,275	11,299,124	593,481	6,848,776
Redeemed	(2,939,001)	(33,639,014)	(17,609,053)	(204,964,001)
	(1,616,404)	(18,617,237)	55,427,327	639,842,460
Net increase (decrease)	(18,283,054)	$(207,657,289)	(11,487,032)	$(133,418,892)

(1)	April 10, 2017 (commencement of sale) through March 31, 2018 for the I Class and Y Class and July 28,2017 (commencement of sale) through March 31, 2018 for the R6 Class and G Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$2,310,174,657	—
Sovereign Governments and Agencies	—	146,847,060	—
Commercial Mortgage-Backed Securities	—	71,259,661	—
Corporate Bonds	—	59,121,959	—
Collateralized Mortgage Obligations	—	47,691,771	—
Asset-Backed Securities	—	41,528,173	—
Collateralized Loan Obligations	—	28,331,072	—
Municipal Securities	—	2,794,104	—
Temporary Cash Investments	$10,350	111,686,280	—
	$10,350	$2,819,434,737	—
Other Financial Instruments
Futures Contracts	$1,311,555	$3,107,468	—
Swap Agreements	—	1,193,847	—
Forward Foreign Currency Exchange Contracts	—	772,514	—
	$1,311,555	$5,073,829	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,642,927	—	—
Swap Agreements	—	$15,512,082	—
Forward Foreign Currency Exchange Contracts	—	5,406,911	—
	$1,642,927	$20,918,993	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $59,870,000.

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Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $676,243,269.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $180,164,118 futures contracts purchased and $356,619,981 futures contracts sold.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $76,550,065.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net

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realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $359,516,667.

Value of Derivative Instruments as of September 30, 2018

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$772,514	Unrealized depreciation on forward foreign currency exchange contracts	$5,406,911
Interest Rate Risk	Receivable for variation margin on futures contracts*	115,859	Payable for variation margin on futures contracts*	913,331
Interest Rate Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	18,955
Interest Rate Risk	Swap agreements	4,356	Swap agreements	19,728
Other Contracts	Swap agreements	1,075,750	Swap agreements	15,481,768
		$1,968,479		$21,840,693

* Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2018

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$366,923	Change in net unrealized appreciation (depreciation) on swap agreements	$400,160
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	22,771,828	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(2,111,638)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(9,408,940)	Change in net unrealized appreciation (depreciation) on futures contracts	6,087,519
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	206,223	Change in net unrealized appreciation (depreciation) on swap agreements	84,334
Other Contracts	Net realized gain (loss) on swap agreement transactions	1,586,407	Change in net unrealized appreciation (depreciation) on swap agreements	1,749,934
		$15,522,441		$6,210,309

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

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As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,818,102,223
Gross tax appreciation of investments	$69,790,523
Gross tax depreciation of investments	(68,447,659)
Net tax appreciation (depreciation) of investments	$1,342,864

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2018, the fund had accumulated short-term capital losses of $(6,945,597) and accumulated long-term capital losses of $(12,841,411), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$11.54	0.21	(0.26)	(0.05)	(0.18)	—	(0.18)	$11.31	(0.40)%	0.47%(4)	3.61%(4)	11%	$1,192,046
2018	$11.70	0.27	(0.18)	0.09	(0.25)	—	(0.25)	$11.54	0.80%	0.47%	2.34%	23%	$1,326,980
2017	$11.76	0.28	(0.09)	0.19	(0.23)	(0.02)	(0.25)	$11.70	1.57%	0.47%	2.42%	21%	$1,702,008
2016	$11.76	0.20	(0.09)	0.11	(0.11)	—	(0.11)	$11.76	0.98%	0.47%	1.69%	14%	$1,496,429
2015	$11.73	0.08	0.17	0.25	(0.18)	(0.04)	(0.22)	$11.76	2.14%	0.47%	0.61%	18%	$1,813,395
2014	$13.13	0.23	(1.18)	(0.95)	(0.17)	(0.28)	(0.45)	$11.73	(7.20)%	0.47%	1.81%	17%	$1,894,824
I Class
2018(3)	$11.53	0.22	(0.27)	(0.05)	(0.19)	—	(0.19)	$11.29	(0.45)%	0.37%(4)	3.71%(4)	11%	$185,029
2018(5)	$11.69	0.29	(0.19)	0.10	(0.26)	—	(0.26)	$11.53	0.87%	0.37%(4)	2.55%(4)	23%(6)	$293,697
Y Class
2018(3)	$11.53	0.22	(0.26)	(0.04)	(0.19)	—	(0.19)	$11.30	(0.31)%	0.27%(4)	3.81%(4)	11%	$6,713
2018(5)	$11.69	0.30	(0.19)	0.11	(0.27)	—	(0.27)	$11.53	0.95%	0.27%(4)	2.64%(4)	23%(6)	$566

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$11.50	0.19	(0.25)	(0.06)	(0.17)	—	(0.17)	$11.27	(0.52)%	0.72%(4)	3.36%(4)	11%	$186,452
2018	$11.67	0.24	(0.19)	0.05	(0.22)	—	(0.22)	$11.50	0.46%	0.72%	2.09%	23%	$205,059
2017	$11.73	0.25	(0.09)	0.16	(0.20)	(0.02)	(0.22)	$11.67	1.32%	0.72%	2.17%	21%	$288,058
2016	$11.73	0.18	(0.10)	0.08	(0.08)	—	(0.08)	$11.73	0.73%	0.72%	1.44%	14%	$193,664
2015	$11.69	0.08	0.13	0.21	(0.13)	(0.04)	(0.17)	$11.73	1.83%	0.72%	0.36%	18%	$243,242
2014	$13.08	0.20	(1.17)	(0.97)	(0.14)	(0.28)	(0.42)	$11.69	(7.38)%	0.72%	1.56%	17%	$340,625
C Class
2018(3)	$11.51	0.15	(0.25)	(0.10)	(0.13)	—	(0.13)	$11.28	(0.87)%	1.47%(4)	2.61%(4)	11%	$13,417
2018	$11.68	0.16	(0.19)	(0.03)	(0.14)	—	(0.14)	$11.51	(0.29)%	1.47%	1.34%	23%	$14,674
2017	$11.74	0.17	(0.10)	0.07	(0.11)	(0.02)	(0.13)	$11.68	0.55%	1.47%	1.42%	21%	$15,972
2016	$11.76	0.08	(0.09)	(0.01)	(0.01)	—	(0.01)	$11.74	(0.05)%	1.47%	0.69%	14%	$16,558
2015	$11.68	(0.03)	0.17	0.14	(0.02)	(0.04)	(0.06)	$11.76	1.21%	1.47%	(0.39)%	18%	$20,716
2014	$13.09	0.10	(1.17)	(1.07)	(0.06)	(0.28)	(0.34)	$11.68	(8.14)%	1.47%	0.81%	17%	$24,009
R Class
2018(3)	$11.55	0.18	(0.25)	(0.07)	(0.16)	—	(0.16)	$11.32	(0.64)%	0.97%(4)	3.11%(4)	11%	$27,269
2018	$11.72	0.22	(0.20)	0.02	(0.19)	—	(0.19)	$11.55	0.21%	0.97%	1.84%	23%	$27,016
2017	$11.78	0.22	(0.09)	0.13	(0.17)	(0.02)	(0.19)	$11.72	1.06%	0.97%	1.92%	21%	$26,920
2016	$11.78	0.13	(0.08)	0.05	(0.05)	—	(0.05)	$11.78	0.48%	0.97%	1.19%	14%	$17,695
2015	$11.72	0.02	0.17	0.19	(0.09)	(0.04)	(0.13)	$11.78	1.60%	0.97%	0.11%	18%	$18,228
2014	$13.11	0.11	(1.11)	(1.00)	(0.11)	(0.28)	(0.39)	$11.72	(7.60)%	0.97%	1.31%	17%	$18,318

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2018(3)	$11.53	0.22	(0.26)	(0.04)	(0.19)	—	(0.19)	$11.30	(0.31)%	0.27%(4)	3.81%(4)	11%	$378,643
2018	$11.69	0.29	(0.17)	0.12	(0.28)	—	(0.28)	$11.53	0.92%	0.27%	2.54%	23%	$445,988
2017	$11.76	0.31	(0.11)	0.20	(0.25)	(0.02)	(0.27)	$11.69	1.78%	0.27%	2.62%	21%	$1,206,044
2016	$11.76	0.21	(0.08)	0.13	(0.13)	—	(0.13)	$11.76	1.19%	0.27%	1.89%	14%	$1,147,155
2015	$11.74	0.07	0.21	0.28	(0.22)	(0.04)	(0.26)	$11.76	2.37%	0.27%	0.81%	18%	$1,065,257
2014	$13.13	0.23	(1.14)	(0.91)	(0.20)	(0.28)	(0.48)	$11.74	(6.94)%	0.27%	2.01%	17%	$901,517
R6 Class
2018(3)	$11.52	0.21	(0.24)	(0.03)	(0.20)	—	(0.20)	$11.29	(0.29)%	0.22%(4)	3.86%(4)	11%	$195,078
2018(7)	$11.55	0.20	(0.11)	0.09	(0.12)	—	(0.12)	$11.52	0.74%	0.22%(4)	2.56%(4)	23%(6)	$107,331
G Class
2018(3)	$11.53	0.23	(0.24)	(0.01)	(0.21)	—	(0.21)	$11.31	(0.10)%	0.01%(4)(8)	4.07%(4)(8)	11%	$608,365
2018(7)	$11.55	0.22	(0.12)	0.10	(0.12)	—	(0.12)	$11.53	0.88%	0.01%(4)(9)	2.80%(4)(9)	23%(6)	$639,280

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2018 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through March 31, 2018.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

(7)	July 28, 2017 (commencement of sale) through March 31, 2018.

(8)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.22% and 3.86%, respectively.

(9)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.22% and 2.59%, respectively.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2018, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was in the lowest quartile of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90811 1811

Semiannual Report

September 30, 2018

Short-Term Government Fund
Investor Class (TWUSX)
I Class (ASGHX)
A Class (TWAVX)
C Class (TWACX)
R Class (TWARX)
R5 Class (TWUOX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Upbeat Economy Drove Stock Prices, Treasury Yields Higher

After facing a raucous start to 2018, investors adjusted to heightened market volatility stemming from rising U.S. interest rates, geopolitical tensions, and fears of a global trade war. At the same time, the U.S. economy continued to accelerate, bolstered by the effects of federal tax and regulatory reform. Annualized gross domestic product (GDP) growth jumped from 2.2% in the first quarter to 4.2% in the second quarter, and estimates from the Federal Reserve (Fed) pegged third-quarter GDP growth at approximately 4.0%. Meanwhile, S&P 500 companies reported record earnings growth.

These factors fueled investor optimism toward U.S. stocks. The S&P 500 Index, which reached several milestone levels during the period, returned 11.4% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their larger peers, and growth stocks outperformed their value counterparts, according to Russell Investments.

The backdrop for fixed-income investors was more challenging. The Fed’s rate-hike campaign, combined with improving economic data and an uptick in inflation, drove U.S. Treasury yields higher and investment-grade bond returns lower. The Bloomberg Barclays U.S. Aggregate Bond Index returned -0.1% for the six-month period, while global bond returns were even weaker. Investor preferences for risk extended to the bond market, as spread (non-Treasury) sectors generally outperformed Treasuries. U.S. high-yield corporate bonds were notable outperformers, advancing more than 3% (according to Bloomberg Barclays U.S. Corporate High-Yield Bond Index) on strong corporate earnings and fundamentals, rising oil prices, and investor demand for yield.

With economic growth accelerating, Treasury yields rising, and volatility lingering, investors likely will face opportunities and challenges in the months ahead. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2018
Portfolio at a Glance
Average Duration (effective)	1.4 years
Weighted Average Life to Maturity	2.6 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities and Equivalents	58.8%
Collateralized Mortgage Obligations	23.1%
U.S. Government Agency Mortgage-Backed Securities	12.6%
U.S. Government Agency Securities	4.0%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	0.4%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period(1) 4/1/18 - 9/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,003.40	$2.76	0.55%
I Class	$1,000	$1,003.90	$2.26	0.45%
A Class	$1,000	$1,002.20	$4.02	0.80%
C Class	$1,000	$997.80	$7.76	1.55%
R Class	$1,000	$1,000.90	$5.27	1.05%
R5 Class	$1,000	$1,004.40	$1.76	0.35%
Hypothetical
Investor Class	$1,000	$1,022.31	$2.79	0.55%
I Class	$1,000	$1,022.81	$2.28	0.45%
A Class	$1,000	$1,021.06	$4.05	0.80%
C Class	$1,000	$1,017.30	$7.84	1.55%
R Class	$1,000	$1,019.80	$5.32	1.05%
R5 Class	$1,000	$1,023.31	$1.78	0.35%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2018 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES AND EQUIVALENTS — 58.8%
Iraq Government AID Bond, 2.15%, 1/18/22	$700,000	$681,423
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	1,788,992	1,784,761
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	764,246	740,135
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	2,165,760	2,124,299
U.S. Treasury Notes, VRN, 2.24%, 10/1/18, resets daily off the 3-month USBMMY plus 0.05%	7,500,000	7,505,773
U.S. Treasury Notes, VRN, 2.26%, 10/1/18, resets daily off the 3-month USBMMY plus 0.07%	7,000,000	7,005,530
U.S. Treasury Notes, 1.375%, 1/15/20(1)	10,000,000	9,831,445
U.S. Treasury Notes, 1.375%, 2/29/20	1,500,000	1,471,670
U.S. Treasury Notes, 1.50%, 5/31/20	8,000,000	7,833,594
U.S. Treasury Notes, 2.50%, 5/31/20	14,000,000	13,934,922
U.S. Treasury Notes, 2.50%, 6/30/20	4,000,000	3,980,078
U.S. Treasury Notes, 1.50%, 8/15/20	8,000,000	7,811,250
U.S. Treasury Notes, 1.375%, 9/15/20	600,000	583,723
U.S. Treasury Notes, 1.625%, 10/15/20	10,000,000	9,763,281
U.S. Treasury Notes, 1.875%, 12/15/20	16,000,000	15,673,750
U.S. Treasury Notes, 2.25%, 2/15/21	1,000,000	986,211
U.S. Treasury Notes, 2.375%, 3/15/21	4,000,000	3,955,313
U.S. Treasury Notes, 2.625%, 5/15/21	8,200,000	8,150,191
U.S. Treasury Notes, 2.75%, 9/15/21	2,600,000	2,590,453
U.S. Treasury Notes, 1.875%, 1/31/22	600,000	580,535
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $107,631,190)		106,988,337
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 23.1%
FHLMC, Series 2650, Class PN, 4.50%, 12/15/32	98,447	98,598
FHLMC, Series 3114, Class FT, VRN, 2.51%, 10/15/18, resets monthly off the 1-month LIBOR plus 0.35%	631,203	633,885
FHLMC, Series 3149, Class LF, VRN, 2.46%, 10/15/18, resets monthly off the 1-month LIBOR plus 0.30%	1,625,701	1,623,962
FHLMC, Series 3200, Class FP, VRN, 2.36%, 10/15/18, resets monthly off the 1-month LIBOR plus 0.20%	952,004	948,884
FHLMC, Series 3206, Class FE, VRN, 2.56%, 10/15/18, resets monthly off the 1-month LIBOR plus 0.40%	515,559	517,241
FHLMC, Series 3213, Class LF, VRN, 2.38%, 10/15/18, resets monthly off the 1-month LIBOR plus 0.22%	1,314,665	1,305,675
FHLMC, Series 3231, Class FA, VRN, 2.56%, 10/15/18, resets monthly off the 1-month LIBOR plus 0.40%	499,941	501,757
FHLMC, Series 3301, Class FA, VRN, 2.46%, 10/15/18, resets monthly off the 1-month LIBOR plus 0.30%	482,529	482,019
FHLMC, Series 3380, Class FP, VRN, 2.51%, 10/15/18, resets monthly off the 1-month LIBOR plus 0.35%	574,079	572,705
FHLMC, Series 3508, Class PF, VRN, 3.01%, 10/15/18, resets monthly off the 1-month LIBOR plus 0.85%	226,622	230,290
FHLMC, Series 3587, Class FB, VRN, 2.94%, 10/15/18, resets monthly off the 1-month LIBOR plus 0.78%	568,225	576,882
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	1,180,242	1,164,546

6

	Principal Amount	Value
FHLMC, Series K039, Class A1 SEQ, 2.68%, 12/25/23	$2,170,990	$2,144,863
FHLMC, Series K043, Class A1 SEQ, 2.53%, 10/25/23	1,225,624	1,204,229
FHLMC, Series K716, Class A1 SEQ, 2.41%, 1/25/21	1,114,785	1,107,087
FHLMC, Series K718, Class A1 SEQ, 2.375%, 9/25/21	2,568,660	2,527,618
FHLMC, Series K722, Class A1 SEQ, 2.18%, 5/25/22	1,218,194	1,185,248
FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	2,100,000	2,077,846
FHLMC, Series K726, Class A2 SEQ, 2.91%, 4/25/24	1,700,000	1,672,728
FHLMC, Series KF29, Class A, VRN, 2.47%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.36%	942,263	943,672
FHLMC, Series KF31, Class A, VRN, 2.48%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.37%	927,274	930,249
FHLMC, Series KF32, Class A, VRN, 2.48%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.37%	753,873	755,028
FHLMC, Series KF35, Class A, VRN, 2.46%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.35%	1,942,575	1,948,881
FHLMC, Series KIR1, Class A1 SEQ, 2.45%, 3/25/26	3,057,925	2,968,175
FHLMC, Series KP03, Class A2 SEQ, 1.78%, 7/25/19	289,091	286,997
FNMA, Series 2003-108, Class BE SEQ, 4.00%, 11/25/18	1,008	1,007
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	553	552
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	1,413	1,412
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	97	96
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	599	598
FNMA, Series 2004-28, Class FE, VRN, 2.57%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.35%	1,879,610	1,878,527
FNMA, Series 2006-11, Class FA, VRN, 2.52%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.30%	524,973	525,565
FNMA, Series 2006-60, Class KF, VRN, 2.52%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.30%	1,099,810	1,098,505
FNMA, Series 2006-72, Class TE, VRN, 2.52%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.30%	609,594	610,377
FNMA, Series 2008-9, Class FA, VRN, 2.72%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.50%	1,678,258	1,693,510
FNMA, Series 2009-33, Class FB, VRN, 3.04%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.82%	680,095	696,154
FNMA, Series 2009-89, Class FD, VRN, 2.82%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.60%	348,109	351,342
FNMA, Series 2015-M12, Class FA, VRN, 2.41%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.34%	1,116,968	1,116,510
FNMA, Series 2015-M13, Class ASQ2 SEQ, 1.65%, 9/25/19	327,171	325,953
FNMA, Series 2015-M8, Class FA, VRN, 2.24%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.17%	153,713	153,669
FNMA, Series 2016-11, Class FB, VRN, 2.63%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.55%	674,595	679,513
FNMA, Series 2016-M13, Class FA, VRN, 2.74%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.67%	796,315	799,402
FNMA, Series 2016-M2, Class FA, VRN, 2.92%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.85%	739,657	744,793
GNMA, Series 2010-14, Class QF, VRN, 2.61%, 10/16/18, resets monthly off the 1-month LIBOR plus 0.45%	937,362	940,779
GNMA, Series 2012-105, Class FE, VRN, 2.47%, 10/22/18, resets monthly off the 1-month LIBOR plus 0.30%	1,323,288	1,325,842

7

	Principal Amount	Value
GNMA, Series 2016-68, Class MF, VRN, 2.40%, 10/1/18, resets monthly off the 1-month LIBOR plus 0.30%	$761,525	$761,470
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $42,570,304)		42,114,641
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 12.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(3) — 12.4%
FHLMC, VRN, 2.08%, 10/15/18	541,109	547,158
FHLMC, VRN, 2.32%, 10/15/18	384,907	377,025
FHLMC, VRN, 2.37%, 10/15/18	456,046	451,775
FHLMC, VRN, 2.375%, 10/15/18	8,174	8,145
FHLMC, VRN, 2.45%, 10/15/18	507,045	521,945
FHLMC, VRN, 2.52%, 10/15/18	4,951,247	4,958,103
FHLMC, VRN, 2.59%, 10/15/18	379,143	376,126
FHLMC, VRN, 2.65%, 10/15/18	773,362	816,536
FHLMC, VRN, 2.86%, 10/15/18	545,297	539,301
FHLMC, VRN, 3.07%, 10/15/18	436,794	434,539
FHLMC, VRN, 3.19%, 10/15/18	492,000	491,316
FHLMC, VRN, 3.53%, 10/15/18	111,130	115,494
FHLMC, VRN, 3.79%, 10/15/18	526,726	541,686
FHLMC, VRN, 3.91%, 10/15/18	104,883	110,060
FHLMC, VRN, 3.97%, 10/15/18	192,415	201,686
FHLMC, VRN, 4.01%, 10/15/18	2,051	2,047
FHLMC, VRN, 4.02%, 10/15/18	67,346	70,939
FHLMC, VRN, 4.08%, 10/15/18	153,769	157,530
FHLMC, VRN, 4.21%, 10/15/18	119,123	123,618
FHLMC, VRN, 4.23%, 10/15/18	68,086	71,525
FHLMC, VRN, 4.28%, 10/15/18	71,307	75,141
FHLMC, VRN, 4.39%, 10/15/18	1,218,771	1,274,859
FHLMC, VRN, 4.63%, 10/15/18	344,000	361,703
FHLMC, VRN, 4.76%, 10/15/18	18,261	18,318
FNMA, VRN, 2.36%, 10/25/18	256,615	255,856
FNMA, VRN, 2.60%, 10/25/18	942,717	976,814
FNMA, VRN, 2.61%, 10/25/18	518,190	512,938
FNMA, VRN, 2.67%, 10/25/18	914,678	904,570
FNMA, VRN, 2.73%, 10/25/18	850,591	847,192
FNMA, VRN, 2.76%, 10/25/18	573,262	570,386
FNMA, VRN, 2.77%, 10/25/18	437,720	434,124
FNMA, VRN, 3.00%, 10/25/18	478,436	479,278
FNMA, VRN, 3.18%, 10/25/18	431,619	427,884
FNMA, VRN, 3.18%, 10/25/18	401,747	397,743
FNMA, VRN, 3.25%, 10/25/18	326,698	327,837
FNMA, VRN, 3.33%, 10/25/18	746,456	753,175
FNMA, VRN, 3.50%, 10/25/18	401,296	421,589
FNMA, VRN, 3.56%, 10/25/18	38,708	40,508
FNMA, VRN, 3.61%, 10/25/18	167,705	171,328
FNMA, VRN, 3.625%, 10/25/18	60	60
FNMA, VRN, 3.72%, 10/25/18	336,203	347,928
FNMA, VRN, 3.72%, 10/25/18	212	212

8

	Principal Amount/Shares	Value
FNMA, VRN, 3.73%, 10/25/18	$238,155	$244,416
FNMA, VRN, 3.78%, 10/25/18	27,174	27,309
FNMA, VRN, 3.81%, 10/25/18	422,522	437,564
FNMA, VRN, 3.83%, 10/25/18	3,183	3,173
FNMA, VRN, 3.87%, 10/25/18	186,701	193,270
FNMA, VRN, 3.92%, 10/25/18	5,125	5,315
FNMA, VRN, 3.95%, 10/25/18	10,881	10,914
FNMA, VRN, 4.05%, 10/25/18	429,782	445,499
FNMA, VRN, 4.05%, 10/25/18	289,021	299,618
FNMA, VRN, 4.05%, 10/25/18	217,619	225,320
FNMA, VRN, 4.06%, 10/25/18	40,721	42,127
FNMA, VRN, 4.50%, 10/25/18	153,239	159,786
FNMA, VRN, 6.03%, 10/25/18	326	314
GNMA, VRN, 3.625%, 10/20/18	4,153	4,166
GNMA, VRN, 4.00%, 10/20/18	10,516	10,424
		22,625,212
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FNMA, 7.00%, 5/1/32	68,021	72,272
FNMA, 7.00%, 5/1/32	97,695	105,293
FNMA, 7.00%, 6/1/32	10,368	10,576
FNMA, 7.00%, 6/1/32	64,767	68,852
FNMA, 7.00%, 8/1/32	20,197	20,226
GNMA, 9.50%, 11/20/19	416	417
		277,636
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $23,083,412)		22,902,848
U.S. GOVERNMENT AGENCY SECURITIES — 4.0%
FHLB, 2.375%, 3/30/20	1,600,000	1,590,358
FHLMC, 1.50%, 1/17/20	2,000,000	1,968,860
FNMA, 1.50%, 2/28/20	1,600,000	1,572,810
FNMA, 2.50%, 4/13/21	2,100,000	2,079,332
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $7,295,701)		7,211,360
TEMPORARY CASH INVESTMENTS — 1.1%
Federal Home Loan Bank Discount Notes, 2.04%, 10/1/18(4)	1,916,000	1,916,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	50,532	50,532
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,966,532)		1,966,532
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $182,547,139)		181,183,718
OTHER ASSETS AND LIABILITIES — 0.4%		682,683
TOTAL NET ASSETS — 100.0%		$181,866,401

9

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	106	December 2018	$21,200,000	$22,337,844	$(51,113)
FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	142	December 2018	$14,200,000	$15,971,672	$95,613
U.S. Treasury 10-Year Notes	15	December 2018	$1,500,000	1,781,719	16,607
				$17,753,391	$112,220

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
LIBOR	-	London Interbank Offered Rate
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
USBMMY	-	U.S. Treasury Bill Money Market Yield
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $98,569.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(4)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

SEPTEMBER 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $182,547,139)	$181,183,718
Receivable for investments sold	114,386
Receivable for capital shares sold	110,803
Interest receivable	739,867
182,148,774

Liabilities
Payable for capital shares redeemed	191,571
Payable for variation margin on futures contracts	3,266
Accrued management fees	78,751
Distribution and service fees payable	2,249
Dividends payable	6,536
282,373

Net Assets	$181,866,401

Net Assets Consist of:
Capital paid in	$187,969,420
Distributions in excess of net investment income	(95,512)
Accumulated net realized loss	(4,705,193)
Net unrealized depreciation	(1,302,314)
$181,866,401

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$156,457,820	16,646,243	$9.40
I Class	$2,804,470	298,462	$9.40
A Class	$8,492,647	903,358	$9.40*
C Class	$506,132	55,233	$9.16
R Class	$223,588	23,876	$9.36
R5 Class	$13,381,744	1,423,193	$9.40
*Maximum offering price $9.62 (net asset value divided by 0.9775).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$2,090,859

Expenses:
Management fees	499,757
Distribution and service fees:
A Class	10,818
C Class	2,655
R Class	486
Trustees' fees and expenses	6,953
Other expenses	319
520,988

Net investment income (loss)	1,569,871

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(662,979)
Futures contract transactions	(167,645)
(830,624)

Change in net unrealized appreciation (depreciation) on:
Investments	(203,026)
Futures contracts	137,733
(65,293)

Net realized and unrealized gain (loss)	(895,917)

Net Increase (Decrease) in Net Assets Resulting from Operations	$673,954

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED) AND YEAR ENDED MARCH 31, 2018
Increase (Decrease) in Net Assets	September 30, 2018	March 31, 2018
Operations
Net investment income (loss)	$1,569,871	$2,187,224
Net realized gain (loss)	(830,624)	(1,523,604)
Change in net unrealized appreciation (depreciation)	(65,293)	(1,084,472)
Net increase (decrease) in net assets resulting from operations	673,954	(420,852)

Distributions to Shareholders
From net investment income:
Investor Class	(1,413,284)	(2,143,809)
I Class	(26,109)	(24,235)
A Class	(64,474)	(80,252)
C Class	(1)	—
R Class	(1,211)	(2,536)
R5 Class	(160,304)	(230,538)
Decrease in net assets from distributions	(1,665,383)	(2,481,370)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(19,042,406)	(27,807,276)

Net increase (decrease) in net assets	(20,033,835)	(30,709,498)

Net Assets
Beginning of period	201,900,236	232,609,734
End of period	$181,866,401	$201,900,236

Distributions in excess of net investment income	$(95,512)	—

See Notes to Financial Statements.

13

Notes to Financial Statements

SEPTEMBER 30, 2018 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short-Term Government Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income while maintaining safety of principal.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the I Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

14

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

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Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2018 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.54%
I Class		0.1500% to 0.2100%	0.44%
A Class		0.2500% to 0.3100%	0.54%
C Class		0.2500% to 0.3100%	0.54%
R Class		0.2500% to 0.3100%	0.54%
R5 Class		0.0500% to 0.1100%	0.34%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2018 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2018 were $95,602,589 and $82,825,551, respectively, all of which are U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2018		Year ended March 31, 2018(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	541,659	$5,102,350	3,831,458	$36,396,931
Issued in reinvestment of distributions	144,309	1,359,426	214,399	2,042,168
Redeemed	(2,014,126)	(18,978,279)	(6,716,979)	(63,982,043)
	(1,328,158)	(12,516,503)	(2,671,122)	(25,542,944)
I Class
Sold	68,383	643,554	326,375	3,120,323
Issued in reinvestment of distributions	2,746	25,863	2,549	24,211
Redeemed	(57,562)	(542,696)	(44,029)	(418,807)
	13,567	126,721	284,895	2,725,727
A Class
Sold	29,024	273,413	395,353	3,757,560
Issued in reinvestment of distributions	6,764	63,731	8,222	78,290
Redeemed	(73,888)	(696,446)	(593,658)	(5,671,490)
	(38,100)	(359,302)	(190,083)	(1,835,640)
C Class
Sold	3,935	36,047	17,628	163,111
Issued in reinvestment of distributions	—	1	—	—
Redeemed	(12,500)	(114,412)	(31,923)	(295,092)
	(8,565)	(78,364)	(14,295)	(131,981)
R Class
Sold	10,939	102,647	21,214	201,535
Issued in reinvestment of distributions	128	1,198	262	2,494
Redeemed	(6,053)	(56,795)	(112,342)	(1,070,313)
	5,014	47,050	(90,866)	(866,284)
R5 Class
Sold	93,339	880,396	2,409,779	22,895,679
Issued in reinvestment of distributions	16,908	159,324	24,152	229,991
Redeemed	(774,709)	(7,301,728)	(2,651,949)	(25,281,824)
	(664,462)	(6,262,008)	(218,018)	(2,156,154)
Net increase (decrease)	(2,020,704)	$(19,042,406)	(2,899,489)	$(27,807,276)

(1)	April 10, 2017 (commencement of sale) through March 31, 2018 for the I Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities and Equivalents	—	$106,988,337	—
Collateralized Mortgage Obligations	—	42,114,641	—
U.S. Government Agency Mortgage-Backed Securities	—	22,902,848	—
U.S. Government Agency Securities	—	7,211,360	—
Temporary Cash Investments	$50,532	1,916,000	—
	$50,532	$181,133,186	—
Other Financial Instruments
Futures Contracts	$112,220	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$51,113	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $36,933,333 futures contracts purchased and $15,733,333 futures contracts sold.

The value of interest rate risk derivative instruments as of September 30, 2018, is disclosed on the Statement of Assets and Liabilities as a liability of $3,266 in payable for variation margin on futures contracts.* For the six months ended September 30, 2018, the effect of interest rate risk derivative instruments on the Statement of Operations was $(167,645) in net realized gain (loss) on futures contract transactions and $137,733 in change in net unrealized appreciation (depreciation) on futures contracts.

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

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8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$182,670,415
Gross tax appreciation of investments	$198,702
Gross tax depreciation of investments	(1,685,399)
Net tax appreciation (depreciation) of investments	$(1,486,697)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2018, the fund had accumulated short-term capital losses of $(2,076,521) and accumulated long-term capital losses of $(1,727,925), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$9.45	0.08	(0.05)	0.03	(0.08)	$9.40	0.34%	0.55%(4)	1.64%(4)	50%	$156,458
2018	$9.58	0.10	(0.12)	(0.02)	(0.11)	$9.45	(0.17)%	0.55%	1.05%	101%	$169,819
2017	$9.66	0.05	(0.06)	(0.01)	(0.07)	$9.58	(0.14)%	0.55%	0.54%	99%	$197,882
2016	$9.67	0.04	—(5)	0.04	(0.05)	$9.66	0.44%	0.55%	0.39%	99%	$229,689
2015	$9.65	0.03	0.04	0.07	(0.05)	$9.67	0.71%	0.55%	0.30%	76%	$237,231
2014	$9.71	—(5)	(0.03)	(0.03)	(0.03)	$9.65	(0.35)%	0.55%	0.05%	103%	$266,755
I Class
2018(3)	$9.45	0.08	(0.04)	0.04	(0.09)	$9.40	0.39%	0.45%(4)	1.74%(4)	50%	$2,804
2018(6)	$9.58	0.12	(0.13)	(0.01)	(0.12)	$9.45	(0.11)%	0.45%(4)	1.26%(4)	101%(7)	$2,691
A Class
2018(3)	$9.45	0.07	(0.05)	0.02	(0.07)	$9.40	0.22%	0.80%(4)	1.39%(4)	50%	$8,493
2018	$9.59	0.08	(0.13)	(0.05)	(0.09)	$9.45	(0.53)%	0.80%	0.80%	101%	$8,897
2017	$9.66	0.03	(0.06)	(0.03)	(0.04)	$9.59	(0.29)%	0.80%	0.29%	99%	$10,849
2016	$9.67	0.01	0.01	0.02	(0.03)	$9.66	0.19%	0.80%	0.14%	99%	$15,114
2015	$9.64	—(5)	0.05	0.05	(0.02)	$9.67	0.50%	0.80%	0.05%	76%	$27,121
2014	$9.71	(0.02)	(0.05)	(0.07)	—	$9.64	(0.72)%	0.80%	(0.20)%	103%	$30,747

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018(3)	$9.18	0.03	(0.05)	(0.02)	—(5)	$9.16	(0.22)%	1.55%(4)	0.64%(4)	50%	$506
2018	$9.29	—(5)	(0.11)	(0.11)	—	$9.18	(1.18)%	1.55%	0.05%	101%	$585
2017	$9.39	(0.04)	(0.06)	(0.10)	—	$9.29	(1.06)%	1.55%	(0.46)%	99%	$726
2016	$9.45	(0.06)	—(5)	(0.06)	—	$9.39	(0.63)%	1.55%	(0.61)%	99%	$971
2015	$9.47	(0.07)	0.05	(0.02)	—	$9.45	(0.21)%	1.55%	(0.70)%	76%	$820
2014	$9.61	(0.09)	(0.05)	(0.14)	—	$9.47	(1.46)%	1.55%	(0.95)%	103%	$957
R Class
2018(3)	$9.41	0.05	(0.04)	0.01	(0.06)	$9.36	0.09%	1.05%(4)	1.14%(4)	50%	$224
2018	$9.55	0.04	(0.11)	(0.07)	(0.07)	$9.41	(0.78)%	1.05%	0.55%	101%	$178
2017	$9.62	0.01	(0.07)	(0.06)	(0.01)	$9.55	(0.62)%	1.05%	0.04%	99%	$1,048
2016	$9.63	(0.01)	—(5)	(0.01)	—	$9.62	(0.10)%	1.05%	(0.11)%	99%	$380
2015	$9.60	(0.02)	0.05	0.03	—	$9.63	0.31%	1.05%	(0.20)%	76%	$272
2014	$9.69	(0.04)	(0.05)	(0.09)	—	$9.60	(0.93)%	1.05%	(0.45)%	103%	$120
R5 Class
2018(3)	$9.45	0.09	(0.05)	0.04	(0.09)	$9.40	0.44%	0.35%(4)	1.84%(4)	50%	$13,382
2018	$9.59	0.12	(0.13)	(0.01)	(0.13)	$9.45	(0.08)%	0.35%	1.25%	101%	$19,730
2017	$9.66	0.07	(0.05)	0.02	(0.09)	$9.59	0.16%	0.35%	0.74%	99%	$22,105
2016	$9.67	0.06	—(5)	0.06	(0.07)	$9.66	0.64%	0.35%	0.59%	99%	$42,177
2015	$9.65	0.05	0.04	0.09	(0.07)	$9.67	0.91%	0.35%	0.50%	76%	$40,312
2014	$9.72	0.02	(0.04)	(0.02)	(0.05)	$9.65	(0.25)%	0.35%	0.25%	103%	$53,011

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2018 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	April 10, 2017 (commencement of sale) through March 31, 2018.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2018, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

24

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this

25

information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

26

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90812 1811

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 27, 2018

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	November 27, 2018